      As filed with the Securities and Exchange Commission on June 27, 2002

                                             1933 Act: Registration No. 33-2524
                                             1940 Act: Registration No. 811-4448

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A

           REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 [X]

                      Pre-Effective Amendment No. ____ [ ]
                       Post-Effective Amendment No. 46 [X]

       REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 [X]

                              Amendment No. 39 [X]


                             UBS MASTER SERIES, INC.

               (Exact name of registrant as specified in charter)
                               51 West 52nd Street
                          New York, New York 10019-6114
                    (Address of principal executive offices)

       Registrant's telephone number, including area code: (212) 882-5000

                              AMY R. DOBERMAN, ESQ.
                      UBS GLOBAL ASSET MANAGEMENT (US) INC.
                               51 West 52nd Street
                          New York, New York 10019-6114
                     (Name and address of agent for service)

                                   Copies to:
                              JACK W. MURPHY, ESQ.
                                     Dechert
                              1775 Eye Street, N.W.
                                 Eleventh Floor
                             Washington, D.C. 20006
                            Telephone: (202) 261-3303

Approximate Date of Proposed Public Offering: Effective Date of this Post-Effective Amendment.


It is proposed that this filing will become effective:
[ ] Immediately upon filing pursuant to Rule 485(b)
[X] On June 28, 2002 pursuant to Rule 485(b)
[ ] 60 days after filing pursuant to Rule 485(a)(1)
[ ] On ________________ pursuant to Rule 485(a)(1)
[ ] 75 days after filing pursuant to Rule 485(a)(2)
[ ] On ________________ pursuant to Rule 485(a)(2)


Title of Securities Being Registered: Class A, B and C Shares of Common Stock of UBS Money Market Fund.

[LOGO--THREE KEYS DESIGN FOR UBS GLOBAL ASSET MANAGEMENT]


   UBS Money Market Fund


                          ----------------------------


                                   PROSPECTUS
                                 JUNE 28, 2002
                          ----------------------------



This prospectus offers Class A, Class B and Class C shares of UBS Money Market Fund solely through exchange for shares of the corresponding class of other Family Funds (as defined herein).


As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved the fund's shares or determined whether this prospectus is complete or accurate. To state otherwise is a crime.

              Not FDIC Insured. May lose value. No bank guarantee.

--------------------------------------------------------------------------------

                             UBS Money Market Fund


                                    CONTENTS
                                    THE FUND


----------------------------------------------------------------------------------------------------------

What every investor                        3                               Investment Objective,
should know about                          4                                Strategies and Risks
the fund                                   5                               Performance
                                           6                               Expenses and Fee Tables
                                                                           More About Risks and Investment
                                                                           Strategies

                                             YOUR INVESTMENT
----------------------------------------------------------------------------------------------------------

Information for                            7                               Managing Your Fund Account
Managing Your Fund                                                         --Buying Shares
Account                                                                    --Selling Shares
                                                                           --Additional Information
                                                                              About Your Account
                                                                           --Pricing and Valuation

                                          ADDITIONAL INFORMATION
----------------------------------------------------------------------------------------------------------

Additional important                      12                               Management
information about                         13                               Dividends and Taxes
the fund                                  14                               Financial Highlights
----------------------------------------------------------------------------------------------------------

Where to learn                                                             Back Cover
more about UBS mutual funds


                         The fund is not a complete or
                          balanced investment program.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                             UBS Money Market Fund



                             UBS MONEY MARKET FUND
                   INVESTMENT OBJECTIVE, STRATEGIES AND RISKS

--------------------------------------------------------------------------------

FUND OBJECTIVE

Maximum current income consistent with liquidity and conservation of capital.

PRINCIPAL INVESTMENT STRATEGIES

The fund is a money market fund and seeks to maintain a stable price of $1.00 per share. To do this, the fund invests in a diversified portfolio of high quality money market instruments of governmental and private issuers.

Money market instruments are short-term debt obligations and similar securities. They also include longer term bonds that have variable interest rates or other special features that give them the financial characteristics of short-term debt. The fund invests in foreign money market instruments only if they are priced in U.S. dollars.


UBS Global Asset Management (US) Inc. ("UBS Global AM"), the fund's investment advisor, selects money market instruments for the fund based on its assessment of relative values and changes in market and economic conditions. UBS Global AM considers safety of principal and liquidity in selecting securities for the fund and thus may not buy securities that pay the highest yield.


PRINCIPAL RISKS

An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. While the fund seeks to maintain the value of your investment at $1.00 per share, you may lose money by investing in the fund. Money market instruments generally have a low risk of loss, but they are not risk free. The principal risks presented by an investment in the fund are:

- CREDIT RISK -- Issuers of money market instruments may fail to make payments when due, or they may become less willing or less able to do so.

- INTEREST RATE RISK -- The value of the fund's investments generally will fall when short-term interest rates rise, and its yield will tend to lag behind prevailing rates.

- FOREIGN INVESTING RISK -- The value of the fund's investments in foreign securities may fall due to adverse political, social and economic developments abroad. However, because the fund's foreign investments must be denominated in U.S. dollars, it generally is not subject to the risk of changes in currency valuations.

More information about risks of an investment in the fund is provided below in "More About Risks and Investment Strategies."

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                             UBS Money Market Fund


                                  PERFORMANCE
--------------------------------------------------------------------------------

RISK/RETURN BAR CHART AND TABLE

The following bar chart and table provide information about the fund's performance and thus give some indication of the risks of an investment in the fund.

The bar chart shows how the fund's performance has varied from year to year. The bar chart shows Class B shares because they have the longest performance history of any class of fund shares. The bar chart does not reflect the effect of sales charges; if it did, the total returns shown would be lower.

The table that follows the bar chart shows the average annual returns over several time periods for each class of the fund's shares. That table does reflect fund sales charges.

The fund's past performance does not necessarily indicate how the fund will perform in the future.

TOTAL RETURN ON CLASS B SHARES

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

CALENDAR YEAR  TOTAL RETURN
1992                  1.80%
1993                  1.13%
1994                  2.81%
1995                  4.29%
1996                  3.60%
1997                  3.82%
1998                  3.83%
1999                  3.59%
2000                  4.95%
2001                  2.54%


    Total return January 1 to March 31, 2002 -- 0.03%



    Best quarter during years shown: 3rd quarter, 2000 -- 1.29%


    Worst quarter during years shown: 3rd quarter, 1993 and 4th quarter, 2001 -- 0.22%



AVERAGE ANNUAL TOTAL RETURNS
as of December 31, 2001



CLASS                                                         CLASS A    CLASS B*     CLASS C
(INCEPTION DATE)                                              (7/1/91)   (9/26/86)   (7/14/92)
----------------                                              --------   ---------   ---------
One Year....................................................     3.07%       2.54%       2.57%
Five Years..................................................     4.27%       3.74%       3.74%
Ten Years...................................................     2.11%       3.23%         N/A
Life of Class...............................................     3.43%       4.23%       3.29%


-------------------

*  Assumes conversion of Class B shares to Class A shares after six years.



--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                             UBS Money Market Fund


                            EXPENSES AND FEE TABLES
--------------------------------------------------------------------------------

FEES AND EXPENSES These tables describe the fees and expenses that you may pay if you buy and hold shares of the fund.


SHAREHOLDER TRANSACTION EXPENSES (fees paid directly from your investment when you buy or sell fund shares)


                                                                CLASS A     CLASS B     CLASS C
                                                                --------    --------    --------
Maximum Sales Charge (Load) Imposed on Purchases (as a % of
  offering price)...........................................      None        None        None
Maximum Deferred Sales Charge (Load) (as a % of offering
  price)....................................................      None          5%          1%
Exchange Fee................................................      None        None        None

ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from fund assets)


                                                                CLASS A     CLASS B     CLASS C
                                                                --------    --------    --------
Management Fees.............................................      0.50%       0.50%       0.50%
Distribution and/or Service (12b-1) Fees....................      0.25        0.75        0.75
Other Expenses..............................................      0.31        0.33        0.32
                                                                 -----       -----       -----
Total Annual Fund Operating Expenses*.......................      1.06%       1.58%       1.57%
                                                                 =====       =====       =====


--------------


* During the fiscal year ended February 28, 2002, the Advisor voluntarily waived a portion of its fees. Therefore, total annual fund operating expenses, net of fee waivers from UBS Global AM were: Class A--1.05%,
  Class B--1.56% and Class C--1.55%. UBS Global AM may terminate this fee waiver at any time.


EXAMPLE

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

This example assumes that you invest $10,000 in the fund for the time periods indicated and then sell all of your shares at the end of those periods unless otherwise stated. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:


                                                           1 YEAR     3 YEARS     5 YEARS    10 YEARS
                                                          --------    --------    -------    --------
Class A...............................................      $107        $336      $  584      $1,293
Class B (assuming sales of all shares at end of
  period).............................................       659         797       1,058       1,610
Class B (assuming no sales of shares).................       159         497         858       1,610
Class C (assuming sales of all shares at end of
  period).............................................       258         494         853       1,866
Class C (assuming no sales of shares).................       158         494         853       1,866


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                             UBS Money Market Fund


                                MORE ABOUT RISKS
                           AND INVESTMENT STRATEGIES

--------------------------------------------------------------------------------

PRINCIPAL RISKS

The main risks of investing in the fund are described below. Other risks of investing in the fund, along with further details about some of the risks described below, are discussed in the fund's Statement of Additional Information ("SAI"). Information on how you can obtain the SAI is on the back cover of this prospectus.

CREDIT RISK. Credit risk is the risk that the issuer of a money market instrument will not make principal or interest payments when they are due. Even if an issuer does not default on a payment, a money market instrument's value may decline if the market believes that the issuer has become less able, or less willing, to make payments on time. Even the highest quality money market instruments are subject to some credit risk.

INTEREST RATE RISK. The value of money market instruments generally can be expected to fall when short-term interest rates rise and to rise when short-term interest rates fall. Interest rate risk is the risk that interest rates will rise, so that the value of the fund's investments will fall. Also, the fund's yield will tend to lag behind changes in prevailing short-term interest rates. This means that the fund's income will tend to rise more slowly than increases in short-term interest rates. Similarly, when short-term interest rates are falling, the fund's income generally will tend to fall more slowly.

FOREIGN INVESTING RISK. Foreign investing may involve risks relating to political, social and economic developments abroad to a greater extent than investing in the securities of U.S. issuers. In addition, there are differences between U.S. and foreign regulatory requirements and market practices.

ADDITIONAL INFORMATION ABOUT INVESTMENT STRATEGIES

Like all money market funds, the fund is subject to maturity, quality and diversification requirements designed to help it maintain a stable price of $1.00 per share.


UBS Global AM may use a number of professional money management techniques to respond to changing economic and money market conditions and to shifts in fiscal and monetary policy. These techniques include varying the fund's composition and weighted average maturity based upon UBS Global AM's assessment of the relative values of various money market instruments and future interest rate patterns. UBS Global AM also may buy or sell money market instruments to take advantage of yield differences.


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                             UBS Money Market Fund


                           MANAGING YOUR FUND ACCOUNT
--------------------------------------------------------------------------------

FLEXIBLE PRICING

THE FUND OFFERS THREE CLASSES OF SHARES -- CLASS A, CLASS B AND CLASS C -- SOLELY THROUGH EXCHANGE FOR SHARES OF THE CORRESPONDING CLASS OF OTHER FAMILY FUNDS ("FAMILY FUNDS" INCLUDE OTHER UBS FUNDS, UBS PACE-SM- SELECT FUNDS AND OTHER FUNDS FOR WHICH UBS GLOBAL AM OR ANY OF ITS AFFILIATES SERVE AS PRINCIPAL UNDERWRITER). NO FRONT-END SALES CHARGE IS IMPOSED WHEN FUND SHARES ARE ACQUIRED THROUGH AN EXCHANGE, AND NO DEFERRED SALES CHARGE IS IMPOSED WHEN SHARES OF ANOTHER FAMILY FUND ARE EXCHANGED FOR THE FUND'S SHARES.



The fund and the other Family Funds that use the Flexible Pricing system have adopted rule 12b-1 plans for their Class A, Class B and Class C shares that allow each fund to pay service fees for services provided to shareholders and (for Class B and Class C shares) distribution fees for the sale of its shares. Because the 12b-1 distribution fees for Class B and Class C shares are paid out of a fund's assets on an ongoing basis, over time they will increase the cost of your investment and may cost you more than if you paid the front-end sales charge for Class A shares of other Family Funds exchanged for Class A shares of the fund.


CLASS A SHARES

Class A shares have no front-end sales charge because they are acquired through an exchange of Class A shares of certain other Family Funds already owned. Class A shares of other Family Funds generally have a front-end sales charge that is included in the offering price of the Class A shares of the Family Fund originally purchased as described in the prospectus for such Family Fund. This sales charge is paid at the time of the original purchase and not invested in the original Family Fund purchased.

Class A shares of the fund pay an annual 12b-1 service fee of 0.25% of average net assets, but they pay no 12b-1 distribution fees. The ongoing expenses for Class A shares are lower than for Class B and Class C shares.

You may have to pay a 1% deferred sales charge when you sell Class A shares of the fund if:

- The front-end sales charge was waived for the Class A shares you exchanged for fund shares because your initial purchase was $1 million or more and

- You sell your Class A shares of the fund within one year of the initial purchase date for the Class A shares that you later exchanged for fund shares.

This deferred sales charge would be 1% of the lesser of the offering price of the Class A shares initially purchased or the net asset value of the Class A shares of the fund at the time of sale. We will not impose the deferred sales charge on Class A shares representing reinvestment of dividends or on withdrawals in the first year after purchase of up to 12% of the value of your Class A shares under the Automatic Cash Withdrawal Plan.

CLASS B SHARES

Class B shares have a deferred sales charge. When you initially purchase
Class B shares of a Family Fund, we invest 100% of your purchase, and no deferred sales charge is imposed when you exchange those shares for Class B shares of the fund. However, you may have to pay the deferred sales charge when you sell your fund shares, depending on how long you own the shares.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                             UBS Money Market Fund


The fund's Class B shares pay an annual 12b-1 distribution fee of 0.50% of average net assets, as well as an annual 12b-1 service fee of 0.25% of average net assets. If you hold your Class B shares for the specified period, they will automatically convert to Class A shares of the fund. (The length of time you held the shares from which you exchanged into the fund will count towards the specified period.) Class A shares have lower ongoing expenses.

You will pay a deferred sales charge if you sell Class B shares before the end of the specified period. We calculate the deferred sales charge by multiplying the lesser of the net asset value of the Class B shares initially purchased or the net asset value of the Class B shares of the fund at the time of sale by the percentage shown below:


SALES OF FUND SHARES ACQUIRED THROUGH AN
EXCHANGE FOR SHARES OF UBS ENHANCED S&P 500 FUND


                             PERCENTAGE (BASED ON AMOUNT OF
                            INVESTMENT) BY WHICH THE SHARES'
                             NET ASSET VALUE IS MULTIPLIED:
                       ------------------------------------------
                                   $100,000   $250,000   $500,000
IF YOU SELL            LESS THAN      TO         TO         TO
SHARES WITHIN:         $100,000+   $249,999   $499,999   $999,999
--------------         ---------   --------   --------   --------
1st year since
  purchase...........      3%          2%         2%         1%
2nd year since
  purchase...........       3           2          1          1
3rd year since
  purchase...........       2           1          1       None
4th year since
  purchase...........       2           1       None       None
5th year since
  purchase...........       1        None       None       None
6th year since
  purchase...........       1        None       None       None
7th year since
  purchase...........    None        None       None       None


The above schedule applies only if you acquired shares of UBS Enhanced S&P 500 Fund as your original purchase and not through an exchange.


SALES OF FUND SHARES ACQUIRED THROUGH AN
EXCHANGE FOR SHARES OF ANY OTHER FAMILY
FUND

                             PERCENTAGE (BASED ON AMOUNT OF
                            INVESTMENT) BY WHICH THE SHARES'
                             NET ASSET VALUE IS MULTIPLIED:
                       ------------------------------------------
                                   $100,000   $250,000   $500,000
IF YOU SELL            LESS THAN      TO         TO         TO
SHARES WITHIN:         $100,000+   $249,999   $499,999   $999,999
--------------         ---------   --------   --------   --------
1st year since
  purchase...........      5%          3%         3%         2%
2nd year since
  purchase...........       4           2          2          1
3rd year since
  purchase...........       3           2          1       None
4th year since
  purchase...........       2           1       None       None
5th year since
  purchase...........       2        None       None       None
6th year since
  purchase...........       1        None       None       None
7th year since
  purchase...........    None        None       None       None

------------

                    + These percentages also apply to purchases of a Family Fund made prior to November 5, 2001, regardless of the amount of Class B shares purchased.

IF YOU ARE ELIGIBLE FOR A COMPLETE WAIVER OF THE SALES CHARGE ON CLASS A SHARES BECAUSE YOU ARE INVESTING $1 MILLION OR MORE IN YOUR ORIGINAL FAMILY FUND PURCHASE, YOU SHOULD PURCHASE CLASS A SHARES, WHICH HAVE LOWER ONGOING EXPENSES.

Class B shares automatically convert to Class A shares after the end of the sixth year if you purchase less than $100,000, after the end of the fourth year if you purchase at least $100,000 but less than $250,000, after the end of the third year if you purchase at least $250,000 but less than $500,000, and after the end of the second year if you purchase $500,000 or more but less than $1 million. To qualify for the lower deferred sales charge and shorter conversion schedule, you must make the indicated investment as a single purchase.

We will not impose the deferred sales charge on Class B shares purchased by reinvesting dividends or

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                             UBS Money Market Fund


on withdrawals in any year of up to 12% of the value of your Class B shares under the Automatic Cash Withdrawal Plan.

To minimize your deferred sales charge, we will assume that you are selling:

- First, Class B shares representing reinvested dividends, and

- Second, Class B shares that you have owned the longest.

CLASS C SHARES

Class C shares of the fund have no front-end sales charge because they are acquired through an exchange of Class C shares of certain other Family Funds. Class C shares of other Family Funds generally have a front-end sales charge that is included in the offering price of the Class C shares originally purchased, as described in the prospectus for such Family Fund. This sales charge is paid at the time of the original purchase and not invested in the original Family Fund purchased.

The fund's Class C shares pay an annual 12b-1 distribution fee of 0.50% of average net assets, as well as an annual 12b-1 service fee of 0.25% of average net assets. Class C shares do not convert to another class of shares. This means that you will pay the 12b-1 fees for as long as you own your shares.

Class C shares also have a deferred sales charge applicable if you sell your shares within one year of the date you initially purchased the Class C shares that you later exchanged for fund shares. The deferred sales charge will be either 0.75% or 1.00%, depending on the deferred sales charge that would have applied to the initially purchased Class C shares. We calculate the deferred sales charge on sales of Class C shares by multiplying 0.75% or 1.00% (as applicable) by the lesser of the net asset value of the Class C shares initially purchased or the net asset value of the Class C shares of the fund at the time of sale.

SALES CHARGE WAIVERS FOR CLASS A, CLASS B
AND CLASS C SHARES

CLASS A, CLASS B AND CLASS C SHARES DEFERRED SALES CHARGE WAIVERS. THE DEFERRED SALES CHARGE WILL BE WAIVED FOR:

- Redemptions of Class A shares by former holders of Class N shares;


- Exchanges between funds for which UBS Global AM or one of its affiliates serves as principal underwriter, if purchasing the same class of shares;


- Redemptions following the death or disability of the shareholder or beneficial owner;

- Tax-free returns of excess contributions from employee benefit plans;

- Distributions from employee benefit plans, including those due to plan termination or plan transfer;

- Redemptions made in connection with the Automatic Cash Withdrawal Plan, provided that such redemptions:

    - are limited annually to no more than 12% of the original account value;

    - are made in equal monthly amounts, not to exceed 1% per month;

    - the minimum account value at the time the Automatic Cash Withdrawal Plan was initiated was no less than $5,000; and

- Redemptions of shares purchased through retirement plans.

NOTE ON SALES CHARGE WAIVERS FOR CLASS B AND
CLASS C SHARES AND THE AUTOMATIC CASH
WITHDRAWAL PLAN FOR CLASS A, CLASS B AND
CLASS C SHARES


If you think you qualify for any of the sales charge waivers described above, you may need to provide documentation to UBS Global AM or the fund. For


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                             UBS Money Market Fund


more information, you should contact your investment professional or call 1-800-647-1568. If you want more information on the fund's Automatic Cash Withdrawal Plan, see the SAI or contact your investment professional.

BUYING SHARES


You can buy fund shares through your investment professional at a broker-dealer or other financial institution with which UBS Global AM has a dealer agreement by asking your investment professional to exchange shares of another Family Fund for shares of the corresponding class of the fund. Otherwise, you may acquire fund shares by writing to the fund's transfer agent, as described below, and requesting an exchange of shares of another Family Fund for shares of the corresponding class of the fund.



The fund and UBS Global AM reserve the right to reject a purchase order or suspend the offering of shares.


MINIMUM INVESTMENTS:

To open an account............................    None
To add to an account..........................    None

The fund may impose minimum investment requirements at any time.

SELLING SHARES

You can sell your fund shares at any time. If you own more than one class of shares, you should specify which class you want to sell. If you do not, the fund will assume that you want to sell shares in the following order: Class A, then Class C and last, Class B.

If you hold your shares through a financial institution, you can sell shares by contacting your investment professional. If you purchased shares through the fund's transfer agent, you may sell them as explained below.

It costs the fund money to maintain shareholder accounts. Therefore, the fund reserves the right to repurchase all shares in any account that has a net asset value of less than $500. If the fund elects to do this with your account, it will notify you that you can increase the amount invested to $500 or more within 60 days. The fund will not repurchase shares in accounts that fall below $500 solely because of a decrease in the fund's net asset value.

EXCHANGING SHARES


You may exchange Class A, Class B or Class C shares of the fund for shares of the same class of most other Family Funds (except that you may not exchange shares into the GAM Money Market Account and Class B shares of the Fund are not exchangeable with Class B shares of any of the GAM funds).


You will not pay either a front-end sales charge or a deferred sales charge when you exchange shares. However, you may have to pay a deferred sales charge if you later sell the shares you acquired in the exchange. Each fund will use the date of your original share purchase to determine whether you must pay a deferred sales charge when you sell the shares of the fund acquired in the exchange.

Other Family Funds may have different minimum investment amounts. You may not be able to exchange your shares if your exchange is not as large as the minimum investment amount in that other fund.

You may exchange shares of one fund for shares of another fund only after the first purchase has settled and the first fund has received your payment.

If you hold your fund shares through a financial institution, you may exchange your shares by placing an order with that institution. If you hold your fund shares through the fund's transfer agent, you may exchange your shares as explained below.

The fund may modify or terminate the exchange privilege at any time.

TRANSFER AGENT

If you wish to invest in any of the Family Funds through the fund's transfer agent, PFPC Inc., you can

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                             UBS Money Market Fund


obtain an application by calling 1-800-647-1568. You must complete and sign the application and mail it, along with a check to the transfer agent.

You may also sell or exchange your shares by writing to the fund's transfer agent. Your letter must include:

- Your name and address;

- Your account number;


- The name of the fund whose shares you are selling to purchase shares of UBS Money Market Fund;


- The dollar amount or number of shares you want to sell and/or exchange; and

- A guarantee of each registered owner's signature. A signature guarantee may be obtained from a financial institution, broker dealer or clearing agency that is a participant in one of the medallion programs recognized by the Securities Transfer Agents Association. These are: Securities Transfer Agents Medallion Program (STAMP), Stock Exchanges Medallion Program (SEMP) and the New York Stock Exchange Medallion Signature Program (MSP). The fund will not accept signature guarantees that are not part of these programs.


Applications to purchase shares of other Family Funds (along with a check), and letters requesting redemptions of shares or exchanges of shares of other Family Funds or UBS Money Market Fund through the transfer agent, should be mailed to:


    PFPC Inc.
    Attn.: UBS Mutual Funds
    P.O. Box 8950
    Wilmington, DE 19899


You do not have to complete an application when you make additional investments in the same fund.

PRICING AND VALUATION

The price of fund shares is based on net asset value. The net asset value is the total value of the fund divided by the total number of shares outstanding. In determining net asset value, the fund values its securities at their amortized cost. This method uses a constant amortization to maturity of the difference between the cost of the instrument to the fund and the amount due at maturity. The fund's net asset value per share is expected to be $1.00, although this value is not guaranteed.

The fund calculates net asset value on days that the New York Stock Exchange
(NYSE) is open. The fund calculates net asset value separately for each class as of the close of regular trading on the NYSE (generally, 4:00 p.m., Eastern time). The NYSE normally is not open, and the fund does not price its shares, on most national holidays and on Good Friday. If trading on the NYSE is halted for the day before 4:00 p.m., Eastern time, the fund's net asset value per share will be calculated as of the time trading was halted.

Your price for buying, selling or exchanging shares will be based on the net asset value (adjusted for any applicable sales charges) that is next calculated after the fund accepts your order.

If you place your order through a financial institution, your investment professional is responsible for making sure that your order is promptly sent to the fund.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                             UBS Money Market Fund


                                   MANAGEMENT
--------------------------------------------------------------------------------

INVESTMENT ADVISOR


UBS Global AM is the fund's investment advisor and administrator. UBS Global AM is located at 51 West 52nd Street, New York, New York, 10019-6114, and is an indirect wholly owned asset management subsidiary of UBS AG. UBS AG, with headquarters in Zurich, Switzerland, is an internationally diversified organization with operations in many areas of the financial services industry. As of May 31, 2002, UBS Global AM was investment advisor, sub-advisor or manager of 24 investment companies with 45 separate portfolios and aggregate assets of approximately $67.6 billion.


ADVISORY FEES


The fund paid advisory and administration fees to UBS Global AM for the most recent fiscal year at the annual rate of 0.50% of the fund's average daily net assets.


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                             UBS Money Market Fund


                              DIVIDENDS AND TAXES
--------------------------------------------------------------------------------

DIVIDENDS

The fund declares dividends daily and pays them monthly. The fund distributes any net short-term capital gain annually, but may make more frequent distributions if necessary to maintain its share price at $1.00 per share.

Classes with higher expenses are expected to have lower dividends. For example, Class B and Class C shares are expected to have lower dividends than Class A shares.

You will receive dividends in additional shares of the same class unless you elect to receive them in cash. Contact your investment professional if you prefer to receive dividends in cash. Shares earn dividends on the day they are purchased but not on the day they are sold.

TAXES

The dividends that you receive from the fund generally are subject to federal income tax regardless of whether you receive them in additional fund shares or in cash and are expected to be taxed as ordinary income.

If you hold fund shares through a tax-exempt account or plan such as an IRA or 401(k) plan, dividends on your shares generally will not be subject to tax.

The fund will tell you annually how you should treat its dividends for tax purposes. You will not recognize any gain or loss on the sale or exchange of your fund shares so long as the fund maintains a share price of $1.00.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                             UBS Money Market Fund

                              FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------


The following financial highlights tables are intended to help you understand the fund's financial performance for the past 5 years. Certain information reflects financial results for a single fund share. In the tables, "total investment return" represents the rate that an investor would have earned on an investment in the fund (assuming reinvestment of all dividends and distributions).



The information in the finanical highlights for the year ended February 28, 2002 has been audited by Ernst & Young LLP, independent auditors, whose report, along with the fund's financial statements, is included in the fund's Annual Report to Shareholders. The information in the financial highlights for the years ended February 28 or 29, 2001, 2000, 1999, and 1998 was audited by other independent accountants whose report indicated an unqualified opinion. The Annual Report may be obtained without charge by calling toll free 1-800-647-1568.



                                                                           CLASS A
                                                            FOR THE YEAR ENDED FEBRUARY 28 OR 29,
                                                   --------------------------------------------------------
                                                     2002        2001        2000        1999        1998
                                                   --------    --------    --------    --------    --------
Net asset value, beginning of year.............    $  1.00     $  1.00     $  1.00     $  1.00     $  1.00
                                                   -------     -------     -------     -------     -------
Net investment income..........................      0.023       0.053       0.042       0.042       0.042
Dividends from net investment income...........     (0.023)     (0.053)     (0.042)     (0.042)     (0.042)
                                                   -------     -------     -------     -------     -------
Net asset value, end of year...................    $  1.00     $  1.00     $  1.00     $  1.00     $  1.00
                                                   =======     =======     =======     =======     =======
Total investment return(1).....................       2.36%       5.45%       4.32%       4.32%       4.33%
                                                   =======     =======     =======     =======     =======
Ratios/Supplemental data:
Net assets, end of year (000's)................    $26,676     $38,533     $24,236     $60,267     $12,983
Expenses to average net assets, net of fee
  waiver from advisor..........................       1.05%       1.07%       1.04%       1.17%       1.41%
Expenses to average net assets, before fee
  waiver from advisor..........................       1.06%       1.07%       1.04%       1.17%       1.41%
Net investment income to average net assets,
  net of fee waiver from advisor...............       2.37%       5.35%       4.31%       4.29%       4.29%
Net investment income to average net assets,
  before fee waiver from advisor...............       2.36%       5.35%       4.31%       4.29%       4.29%


---------


                  (1) Total investment return is calculated assuming a $10,000 investment in fund shares on the first day of each year reported, reinvestment of all dividends and other distributions at net asset value on the ex-dividend dates, and a sale at net asset value on the last day of each year reported. The figures do not include any applicable sales charges or program fees; results for each class would be lower if they were included.


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                             UBS Money Market Fund

                              FINANCIAL HIGHLIGHTS
                                  (continued)

--------------------------------------------------------------------------------


                                                                           CLASS B
                                                            FOR THE YEAR ENDED FEBRUARY 28 OR 29,
                                                   --------------------------------------------------------
                                                     2002        2001        2000        1999        1998
                                                   --------    --------    --------    --------    --------
Net asset value, beginning of year.............    $  1.00     $  1.00     $  1.00     $  1.00     $  1.00
                                                   -------     -------     -------     -------     -------
Net investment income..........................      0.018       0.048       0.037       0.037       0.037
Dividends from net investment income...........     (0.018)     (0.048)     (0.037)     (0.037)     (0.037)
                                                   -------     -------     -------     -------     -------
Net asset value, end of year...................    $  1.00     $  1.00     $  1.00     $  1.00     $  1.00
                                                   =======     =======     =======     =======     =======
Total investment return(1).....................       1.84%       4.94%       3.80%       3.79%       3.81%
                                                   =======     =======     =======     =======     =======
Ratios/Supplemental data:
Net assets, end of year (000's)................    $24,508     $24,231     $57,003     $18,782     $14,715
Expenses to average net assets, net of fee
  waiver from advisor..........................       1.56%       1.55%       1.50%       1.73%       1.90%
Expenses to average net assets, before fee
  waiver from advisor..........................       1.58%       1.55%       1.50%       1.73%       1.90%
Net investment income to average net assets,
  net of fee waiver from advisor...............       1.82%       4.84%       3.91%       3.75%       3.78%
Net investment income to average net assets,
  before fee waiver from advisor...............       1.80%       4.84%       3.91%       3.75%       3.78%


---------


                  (1) Total investment return is calculated assuming a $10,000 investment in fund shares on the first day of each year reported, reinvestment of all dividends and other distributions at net asset value on the ex-dividend dates, and a sale at net asset value on the last day of each year reported. The figures do not include any applicable sales charges or program fees; results for each class would be lower if they were included.


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                             UBS Money Market Fund

                              FINANCIAL HIGHLIGHTS
                                  (continued)

--------------------------------------------------------------------------------


                                                                           CLASS C
                                                            FOR THE YEAR ENDED FEBRUARY 28 OR 29,
                                                   --------------------------------------------------------
                                                     2002        2001        2000        1999        1998
                                                   --------    --------    --------    --------    --------
Net asset value, beginning of year.............    $  1.00     $  1.00     $  1.00     $  1.00     $  1.00
                                                   -------     -------     -------     -------     -------
Net investment income..........................      0.018       0.048       0.037       0.037       0.037
Dividends from net investment income...........     (0.018)     (0.048)     (0.037)     (0.037)     (0.037)
                                                   -------     -------     -------     -------     -------
Net asset value, end of year...................    $  1.00     $  1.00     $  1.00     $  1.00     $  1.00
                                                   =======     =======     =======     =======     =======
Total investment return(1).....................       1.85%       4.95%       3.81%       3.81%       3.78%
                                                   =======     =======     =======     =======     =======
Ratios/Supplemental data:
Net assets, end of year (000's)................    $12,700     $13,282     $13,418     $12,962     $ 5,308
Expenses to average net assets, net of fee
  waiver from advisor..........................       1.55%       1.55%       1.53%       1.70%       1.95%
Expenses to average net assets, before fee
  waiver from advisor..........................       1.57%       1.55%       1.53%       1.70%       1.95%
Net investment income to average net assets,
  net of fee waiver from advisor...............       1.86%       4.88%       3.79%       3.80%       3.76%
Net investment income to average net assets,
  before fee waiver from advisor...............       1.84%       4.88%       3.79%       3.80%       3.76%


---------


                  (1) Total investment return is calculated assuming a $10,000 investment in fund shares on the first day of each year reported, reinvestment of all dividends and other distributions at net asset value on the ex-dividend dates, and a sale at net asset value on the last day of each year reported. The figures do not include any applicable sales charges or program fees; results for each class would be lower if they were included.


--------------------------------------------------------------------------------

If you want more information about the fund, the following documents are available free upon request:

ANNUAL/SEMI-ANNUAL REPORTS

Additional information about the fund's investments is available in its annual and semi-annual reports to shareholders.

STATEMENT OF ADDITIONAL INFORMATION (SAI)

The SAI provides more detailed information about the fund and is incorporated by reference into this prospectus.

You may discuss your questions about the fund by contacting your investment professional. You may obtain free copies of the fund's annual and semi-annual reports and its SAI by contacting the fund directly at 1-800-647-1568.

You may review and copy information about the fund, including shareholder reports and the SAI, at the Public Reference Room of the Securities and Exchange Commission. You may obtain information about the operations of the SEC's Public Reference Room by calling the SEC at 1-202-942-8090. You can get copies of reports and other information about the fund:

- For a fee, by electronic request at publicinfo@sec.gov or by writing the SEC's Public Reference Section, Washington, D.C. 20549-0102; or

- Free, from the EDGAR Database on the SEC's Internet website at:
  http://www.sec.gov.

UBS Master Series, Inc.
- UBS Money Market Fund
Investment Company Act File No. 811-4448

-C- 2002 UBS Global Asset Management (US) Inc. All rights reserved.




[LOGO--THREE KEYS DESIGN FOR UBS GLOBAL ASSET MANAGEMENT]


UBS
MONEY MARKET FUND
Prospectus



June 28, 2002

                             UBS MONEY MARKET FUND
                              51 WEST 52ND STREET
                         NEW YORK, NEW YORK 10019-6114


                      STATEMENT OF ADDITIONAL INFORMATION


    UBS Money Market Fund is a diversified series of UBS Master Series, Inc., a professionally managed open-end investment company ("Corporation").



    The fund's investment advisor, administrator and principal underwriter is UBS Global Asset Management (US) Inc. ("UBS Global AM"), an indirect wholly owned asset management subsidiary of UBS AG. As the fund's principal underwriter, UBS Global AM selects dealers for the sale of fund shares.


    Portions of the fund's Annual Report to Shareholders are incorporated by reference into this Statement of Additional Information ("SAI"). The Annual Report accompanies this SAI. You may obtain an additional copy of the Annual Report without charge by calling toll-free 1-800-647-1568.


    This SAI is not a prospectus and should be read only in conjunction with the fund's current Prospectus, dated June 28, 2002. A copy of the Prospectus may be obtained by calling your investment professional or by calling the fund toll-free at 1-800-647-1568. This SAI is dated June 28, 2002.


                               TABLE OF CONTENTS


                                                                PAGE
                                                              --------
The Fund and Its Investment Policies........................      2
The Fund's Investments, Related Risks and Limitations.......      2
Organization of the Corporation; Directors and Officers;
  Principal Holders and Management Ownership of
  Securities................................................      9
Investment Advisory, Administration and Principal
  Underwriting Arrangements.................................     21
Portfolio Transactions......................................     24
Additional Exchange and Redemption Information; Reduced
  Sales Charges; Other Services.............................     25
Conversion of Class B Shares................................     26
Valuation of Shares.........................................     26
Performance Information.....................................     27
Taxes.......................................................     29
Other Information...........................................     29
Financial Statements........................................     30

                      THE FUND AND ITS INVESTMENT POLICIES


    The fund's investment objective may not be changed without shareholder approval. Except where noted, the investment policies of the fund may be changed by its board without shareholder approval. As with other mutual funds, there is no assurance that the fund will achieve its investment objective.



    The fund's investment objective is to provide maximum current income consistent with liquidity and conservation of capital. The fund invests in high quality money market instruments that have, or are deemed to have, remaining maturities of 13 months or less. Money market instruments include short-term debt obligations and similar securities. They also include longer term securities that have variable interest rates or other special features that give them the financial characteristics of short-term debt. These instruments include
(1) U.S. and foreign government securities, (2) obligations of U.S. and foreign banks, (3) commercial paper and other short-term obligations of U.S. and foreign corporations, partnerships, trusts and similar entities, (4) repurchase agreements and (5) investment company securities. The fund maintains a dollar-weighted average portfolio maturity of 90 days or less.


    The fund may invest in obligations (including certificates of deposit, bankers' acceptances, time deposits and similar obligations) of U.S. and foreign banks only if the institution has total assets at the time of purchase in excess of $1.5 billion. The fund's investments in non-negotiable time deposits of these institutions will be considered illiquid if they have maturities greater than seven calendar days.


    The fund may purchase only those obligations that UBS Global AM determines, pursuant to procedures adopted by the board, present minimal credit risks and are "First Tier Securities" as defined in Rule 2a-7 under the Investment Company Act of 1940, as amended ("Investment Company Act"). First Tier Securities include U.S. government securities and securities of other registered investment companies that are money market funds. Other First Tier Securities are either
(1) rated in the highest short-term rating category by at least two nationally recognized statistical rating organizations ("rating agencies"), (2) rated in the highest short-term rating category by a single rating agency if only that rating agency has assigned the obligation a short-term rating, (3) issued by an issuer that has received such a short-term rating with respect to a security that is comparable in priority and security, (4) subject to a guarantee rated in the highest short-term rating category or issued by a guarantor that has received the highest short-term rating for a comparable debt obligation or
(5) unrated, but determined by UBS Global AM to be of comparable quality.



    The fund generally may invest no more than 5% of its total assets in the securities of a single issuer (other than U.S. government securities), except that the fund may invest up to 25% of its total assets in First Tier Securities of a single issuer for a period of up to three business days. The fund may purchase only U.S. dollar denominated obligations of foreign issuers.


    The fund may invest up to 10% of its net assets in illiquid securities. The fund may purchase securities on a when-issued or delayed delivery basis. The fund may lend its portfolio securities to qualified broker-dealers or institutional investors in an amount up to 33 1/3% of its total assets. The fund may borrow from banks or through reverse repurchase agreements for temporary or emergency purposes, but not in excess of 10% of its total assets. The costs associated with borrowing may reduce the fund's net income. See "Investment Limitations of the Fund" for more information regarding borrowing. The fund may invest in the securities of other investment companies.

             THE FUND'S INVESTMENTS, RELATED RISKS AND LIMITATIONS

    The following supplements the information contained in the Prospectus and above concerning the fund's investments, related risks and limitations. Except as otherwise indicated in the Prospectus or SAI, the fund has established no policy limitations on its ability to use the investments or techniques discussed in these documents. New forms of money market instruments continue to be developed. The fund may invest in these instruments to the extent consistent with its investment objectives.

    YIELDS AND CREDIT RATINGS OF MONEY MARKET INSTRUMENTS; FIRST TIER SECURITIES. The yields on the money market instruments in which the fund invests are dependent on a variety of factors, including general money market conditions, conditions in the particular market for the obligation, the financial condition of the issuer, the size of the offering, the maturity of the obligation and the ratings of the issue. The ratings assigned by rating agencies represent their opinions as to the quality of the obligations they undertake to rate. Ratings, however, are general and are not absolute standards of quality. Consequently, obligations with the same rating, maturity and interest rate may have different market prices.


    Subsequent to its purchase by the fund, an issue may cease to be rated or its rating may be reduced. If a security in the fund's portfolio ceases to be a First Tier Security (as defined above) or UBS Global AM becomes aware that a security has received a rating below the second highest rating by any rating agency, UBS Global AM and, in certain cases, the fund's board, will consider whether the fund should continue to hold the obligation. A First Tier Security rated in the highest short-term category at the time of purchase that subsequently receives a rating below the highest rating category from a different rating agency may continue to be considered a First Tier Security.


    U.S. GOVERNMENT SECURITIES. U.S. government securities include direct obligations of the U.S. Treasury (such as Treasury bills, notes or bonds) and obligations issued or guaranteed as to principal and interest (but not as to market value) by the U.S. government, its agencies or its instrumentalities. These U.S. government securities may include mortgage-backed securities issued or guaranteed by government agencies or government-sponsored enterprises. Other U.S. government securities may be backed by the full faith and credit of the U.S. government or supported primarily or solely by the creditworthiness of the government-related issuer or, in the case of mortgage-backed securities, by pools of assets.

    U.S. government securities also include separately traded principal and interest components of securities issued or guaranteed by the U.S. Treasury, which are traded independently under the Separate Trading of Registered Interest and Principal of Securities ("STRIPS") program. Under the STRIPS program, the principal and interest components are individually numbered and separately issued by the U.S. Treasury.

    COMMERCIAL PAPER AND OTHER SHORT-TERM OBLIGATIONS. Commercial paper includes short-term obligations issued by corporations, partnerships, trusts or other entities to finance short-term credit needs. The fund also may purchase other types of non-convertible debt obligations subject to maturity constraints imposed by the Securities and Exchange Commission ("SEC"). Descriptions of certain types of short-term obligations are provided below.

    ASSET-BACKED SECURITIES. The fund may invest in securities that are comprised of financial assets that have been securitized through the use of trusts or special purpose corporations or other entities. Such assets may include motor vehicle and other installment sales contracts, home equity loans, leases of various types of real and personal property and receivables from revolving credit (credit card) agreements or other types of financial assets. Payments or distributions of principal and interest may be guaranteed up to a certain amount and for a certain time period by a letter of credit or pool insurance policy issued by a financial institution unaffiliated with the issuer, or other credit enhancements may be present. See "The Fund's Investments, Related Risks and Limitations -- Credit and Liquidity Enhancements."

    VARIABLE AND FLOATING RATE SECURITIES AND DEMAND INSTRUMENTS. The fund may purchase variable and floating rate securities with remaining maturities in excess of 13 months issued by U.S. government agencies or instrumentalities or guaranteed by the U.S. government. In addition, the fund may purchase variable and floating rate securities of other issuers. The yields on these securities are adjusted in relation to changes in specific rates, such as the prime rate, and different securities may have different adjustment rates. Certain of these obligations carry a demand feature that gives the fund the right to tender them back to a specified party, usually the issuer or a remarketing agent, prior to maturity. The fund's investment in variable and floating rate securities must comply with conditions established by the SEC under which they may be considered to have remaining maturities of 13 months or less. The fund will purchase variable and floating rate securities of non-U.S. government issuers that have remaining maturities of more than 13 months only if the securities are subject to a demand feature exercisable within 13 months or less. See "The Fund's Investments, Related Risks and Limitations -- Credit and Liquidity Enhancements."

    Generally, the fund may exercise demand features (1) upon a default under the terms of the underlying security, (2) to maintain its portfolio in accordance with its investment objective and policies or applicable legal or regulatory requirements or (3) as needed to provide liquidity to the fund in order to meet redemption requests. The ability of a bank or other financial institution to fulfill its obligations under a letter of credit, guarantee or other liquidity arrangement might be affected by possible financial difficulties of its borrowers, adverse interest rate or economic conditions, regulatory limitations or other factors. The interest rate on floating rate or variable rate securities ordinarily is readjusted on the basis of the prime rate of the bank that originated the financing or some other index or published rate, such as the 90-day U.S. Treasury bill rate, or is otherwise reset to reflect market rates of interest. Generally, these interest rate adjustments cause the market value of floating rate and variable rate securities to fluctuate less than the market value of fixed rate securities.


    AUCTION RATE AND REMARKETED PREFERRED STOCK. The fund may purchase certain types of auction rate preferred stock ("ARPS") and/or remarketed preferred stock ("RPS") subject to a demand feature. These purchases may include ARPS and RPS issued by closed-end investment companies. ARPS or RPS may be deemed to meet the maturity and quality requirements of money market funds if they are structured to comply with conditions established by the SEC. ARPS and RPS subject to a demand feature, despite their status as equity securities, are economically similar to variable rate debt securities subject to a demand feature. Both ARPS and RPS allow the holder to sell the stock at a liquidation preference value at specified periods, provided that the auction or remarketing is successful. If the auction or remarketing fails, then the holder of certain types of ARPS and RPS may exercise a demand feature and has the right to sell the ARPS or RPS to a third party guarantor or counterparty at a price that can reasonably be expected to approximate its amortized cost. The ability of a bank or other financial institution providing the demand feature to fulfill its obligations might be affected by possible financial difficulties of its borrowers, adverse interest rate or economic conditions, regulatory limitations or other factors.



    The fund's investments in ARPS and RPS issued by closed-end funds also are subject to limitations that generally prohibit a fund from investing more than 10% of its assets in securities of other investment companies. See "The Fund's Investments, Related Risks and Limitations -- Investments in Other Investment Companies."


    VARIABLE AMOUNT MASTER DEMAND NOTES. The fund may invest in variable amount master demand notes, which are unsecured redeemable obligations that permit investment of varying amounts at fluctuating interest rates under a direct agreement between the fund and an issuer. The principal amount of these notes may be increased from time to time by the parties (subject to specified maximums) or decreased by the fund or the issuer. These notes are payable on demand (subject to any applicable advance notice provisions) and may or may not be rated.


    INVESTING IN FOREIGN SECURITIES. The fund's investments in U.S. dollar denominated securities of foreign issuers may involve risks that are different from investments in U.S. issuers. The fund's investments in U.S. finance subsidiaries of foreign banks likewise involve risks that are similar to the risks of the fund's investments in the securities of foreign issuers. These risks may include future unfavorable political and economic developments, possible withholding taxes, seizure of foreign deposits, currency controls, interest limitations or other governmental restrictions that might affect the payment of principal or interest on the fund's investments. Additionally, there may be less publicly available information about foreign issuers because they may not be subject to the same regulatory requirements as domestic issuers.


    CREDIT AND LIQUIDITY ENHANCEMENTS. The fund may invest in securities that have credit or liquidity enhancements or may purchase these types of enhancements in the secondary market. Such enhancements may be structured as demand features that permit the fund to sell the instrument at designated times and prices. These credit and liquidity enhancements may be backed by letters of credit or other instruments provided by banks or other financial institutions whose credit standing affects the credit quality of the underlying obligation. Changes in the credit quality of these financial institutions could cause losses to the fund and affect its share price. The credit and liquidity enhancements may have conditions that limit the ability of the fund to use them when the fund wishes to do so.


    ILLIQUID SECURITIES. The term "illiquid securities" means securities that cannot be disposed of within seven days in the ordinary course of business at approximately the amount at which the fund has valued the securities and includes, among other things, repurchase agreements maturing in more than seven days and restricted securities other than those UBS Global AM has determined are liquid pursuant to guidelines established by the board. The fund may not be able to readily liquidate its investments in illiquid securities and may have to sell other investments if necessary to raise cash to meet its obligations. The lack of a liquid secondary market for illiquid securities may make it more difficult for the fund to assign a value to those securities for purposes of valuing its portfolio and calculating its net asset value.

    Restricted securities are not registered under the Securities Act of 1933, as amended ("Securities Act"), and may be sold only in privately negotiated or other exempted transactions or after a registration statement under the Securities Act has become effective. Where registration is required, the fund may be obligated to pay all or part of the registration expenses and a considerable period may elapse between the time of the decision to sell and the time the fund may be permitted to sell a security under an effective registration statement. If, during such a period, adverse market conditions were to develop, the fund might obtain a less favorable price than prevailed when it decided to sell.

    Not all restricted securities are illiquid. A large institutional market has developed for many U.S. and foreign securities that are not registered under the Securities Act. Institutional investors generally will not seek to sell these instruments to the general public, but instead will often depend either on an efficient institutional market in which such unregistered securities can be readily resold or on an issuer's ability to honor a demand for repayment. Therefore, the fact that there are contractual or legal restrictions on resale to the general public or certain institutions is not dispositive of the liquidity of such investments.

    Institutional markets for restricted securities also have developed as a result of Rule 144A under the Securities Act, which establishes a "safe harbor" from the registration requirements of the Securities Act for resales of certain securities to qualified institutional buyers. Such markets include automated systems for the trading, clearance and settlement of unregistered securities of domestic and foreign issuers, such as the PORTAL System sponsored by the National Association of Securities Dealers, Inc. An insufficient number of qualified institutional buyers interested in purchasing Rule 144A-eligible restricted securities held by the fund, however, could affect adversely the marketability of such portfolio securities, and the fund might be unable to dispose of them promptly or at favorable prices.


    The board has delegated the function of making day-to-day determinations of liquidity to UBS Global AM pursuant to guidelines approved by the board. UBS Global AM takes into account a number of factors in reaching liquidity decisions, including (1) the frequency of trades for the security, (2) the number of dealers that make quotes for the security, (3) the nature of the security and how trading is effected (e.g., the time needed to sell the security, how bids are solicited and the mechanics of transfer) and (4) the existence of demand features or similar liquidity enhancements. UBS Global AM monitors the liquidity of restricted securities in the fund's portfolio and reports periodically on such decisions to the board.



    UBS Global AM also monitors the fund's overall holdings of illiquid securities. If the fund's holdings of illiquid securities exceed its limitation on investments in illiquid securities for any reason (such as a particular security becoming illiquid, changes in the relative market values of liquid and illiquid portfolio securities or shareholder redemptions), UBS Global AM will consider what action would be in the best interests of the fund and its shareholders. Such action may include engaging in an orderly disposition of securities to reduce the fund's holdings of illiquid securities. However, the fund is not required to dispose of illiquid securities under these circumstances.


    REPURCHASE AGREEMENTS. Repurchase agreements are transactions in which the fund purchases securities or other obligations from a bank or securities dealer (or its affiliate) and simultaneously commits to resell them to the counterparty at an agreed-upon date or upon demand and at a price reflecting a market rate of interest unrelated to the coupon rate or maturity of the purchased obligations. Securities or other obligations subject to repurchase agreements may have maturities in excess of 13 months. The fund maintains custody of the underlying obligations prior to their repurchase, either through its regular custodian or through a special "tri-party" custodian or sub-custodian that maintains separate accounts for both the fund and its counterparty. Thus, the obligation of the counterparty to pay the repurchase price on the date agreed to or upon demand is, in effect, secured by such obligations.


    Repurchase agreements carry certain risks not associated with direct investments in securities, including a possible decline in the market value of the underlying obligations. If their value becomes less than the repurchase price, plus any agreed-upon additional amount, the counterparty must provide additional collateral so that at all times the collateral is at least equal to the repurchase price plus any agreed-upon additional amount. The difference between the total amount to be received upon repurchase of the obligations and the price that was paid by the fund upon acquisition is accrued as interest and included in its net investment income. Repurchase agreements involving obligations other than U.S. government securities (such as commercial paper and corporate bonds) may be subject to special risks and may not have the benefit of certain protections in the event of the counterparty's insolvency. If the seller or guarantor becomes insolvent, the fund may suffer delays, costs and possible losses in connection with the disposition of collateral. The fund intends to enter into repurchase agreements only in transactions with counterparties believed by UBS Global AM to present minimum credit risks.


    REVERSE REPURCHASE AGREEMENTS. Reverse repurchase agreements involve the sale of securities held by the fund subject to its agreement to repurchase the securities at an agreed-upon date or upon demand and at a price reflecting a market rate of interest. Reverse repurchase agreements are subject to the fund's limitation on borrowings and may be entered into only with banks or securities dealers or their affiliates. While a reverse repurchase agreement is outstanding, the fund will designate cash or liquid securities on the books of its custodian, marked to market daily, in an amount at least equal to its obligations under the reverse repurchase agreement.

    Reverse repurchase agreements involve the risk that the buyer of the securities sold by the fund might be unable to deliver them when the fund seeks to repurchase. If the buyer of securities under a reverse repurchase agreement files for bankruptcy or becomes insolvent, the buyer or trustee or receiver may receive an extension of time to determine whether to enforce the fund's obligation to repurchase the securities, and the fund's use of the proceeds of the reverse repurchase agreement may effectively be restricted pending such decision.


    COUNTERPARTIES. The fund may be exposed to the risk of financial failure or insolvency of another party. To help lessen those risks, UBS Global AM, subject to the supervision of the board, monitors and evaluates the creditworthiness of the parties with which the fund does business.


    WHEN-ISSUED AND DELAYED DELIVERY SECURITIES. The fund may purchase securities on a "when-issued" basis or may purchase or sell securities for delayed delivery, I.E., for issuance or delivery to or by the fund later than the normal settlement date at a stated price and yield. The fund generally would not pay for such securities or start earning interest on them until they are received. However, when the fund undertakes a when-issued or delayed delivery obligation, it immediately assumes the risks of ownership, including the risks of price fluctuation. Failure of the issuer to deliver a security purchased by the fund on a when-issued or delayed delivery basis may result in the fund's incurring a loss or missing an opportunity to make an alternative investment.


    A security purchased on a when-issued or delayed delivery basis is recorded as an asset on the commitment date and is subject to changes in market value, generally based upon changes in the level of interest rates. Thus, fluctuation in the value of the security from the time of the commitment date will affect the fund's net asset value. When the fund commits to purchase securities on a when-issued or delayed delivery basis, it will designate cash or liquid securities on the books of its custodian, marked to market daily, in an amount to cover the commitment. The fund may sell the right to acquire the security prior to delivery if UBS Global AM deems it advantageous to do so, which may result in a gain or loss to the fund. See "The Fund's Investments, Related Risks and Limitations -- Segregated Accounts."



    INVESTMENTS IN OTHER INVESTMENT COMPANIES. The fund may invest in securities of other money market funds and certain securities of closed-end investment companies, subject to limitations imposed by the Investment Company Act. Among other things, these limitations currently restrict the fund's aggregate investments in other investment companies to no more than 10% of its total assets. The fund's investments in certain private investment vehicles are not subject to this restriction. The shares of other money market funds are subject to the management fees and other expenses of those funds. At the same time, the fund would continue to pay its own management fees and expenses with respect to all its investments, including shares of other money market funds. The fund may invest in the securities of other money market funds when UBS Global AM believes that (1) the amounts to be invested are too small or are available too late in the day to be effectively invested in other money market instruments, (2) shares of other money market funds otherwise would provide a better return than direct investment in other money market instruments or
(3) such investments would enhance the fund's liquidity. See also "The Fund's Investments, Related Risks and Limitations -- Auction Rate and Remarketed Preferred Stock."



    LENDING OF PORTFOLIO SECURITIES. The fund is authorized to lend its portfolio securities to broker-dealers or institutional investors that UBS Global AM deems qualified. Lending securities enables the fund to earn additional income, but could result in a loss or delay in recovering these securities. The borrower of the fund's portfolio securities must maintain acceptable collateral with the fund's custodian in an amount, marked to market daily, at least equal to the market value of the securities loaned, plus accrued interest and dividends. Acceptable collateral is limited to cash, U.S. government securities and irrevocable letters of credit that meet certain guidelines established by UBS Global AM. The fund may reinvest any cash collateral in money market investments or other short-term liquid investments, including other investment companies. The fund also may reinvest cash collateral in private investment vehicles similar to money market funds, including one managed by UBS Global AM. In determining whether to lend securities to a particular broker-dealer or institutional investor, UBS Global AM will consider, and during the period of the loan will monitor, all relevant facts and circumstances, including the creditworthiness of the borrower. The fund will retain authority to terminate any of its loans at any time. The fund may pay fees in connection with a loan and may pay the borrower or placing broker a negotiated portion of the interest earned on the reinvestment of cash held as collateral. The fund will receive amounts equivalent to any interest, dividends or other distributions on the securities loaned. The fund will regain record ownership of loaned securities to exercise beneficial rights, such as voting and subscription rights, when regaining such rights is considered to be in the fund's interest.


    Pursuant to procedures adopted by the board governing the fund's securities lending program, UBS PaineWebber Inc. ("UBS PaineWebber-SM-*"), another wholly owned indirect subsidiary of UBS AG, has been retained to serve as lending agent for the fund. The board also has authorized the payment of fees (including fees calculated as a percentage of invested cash collateral) to UBS PaineWebber for these services. The board periodically reviews all portfolio securities loan transactions for which UBS PaineWebber acted as lending agent. UBS PaineWebber also has been approved as a borrower under the fund's securities lending program.


    SEGREGATED ACCOUNTS. When the fund enters into certain transactions that involve obligations to make future payments to third parties, including the purchase of securities on when-issued or delayed delivery basis or reverse repurchase agreements, it will maintain with an approved custodian in a segregated account cash or liquid securities, marked to market daily, in an amount at least equal to its obligation or commitment under such transaction.


INVESTMENT LIMITATIONS OF THE FUND

    FUNDAMENTAL LIMITATIONS. The following investment limitations cannot be changed for the fund without the affirmative vote of the lesser of (a) more than 50% of the outstanding shares of the fund or (b) 67% or more of the shares present at a shareholders' meeting if more than 50% of the outstanding shares are represented at the meeting in person or by proxy. If a percentage restriction is adhered to at the time of an investment or transaction, a later increase or decrease in percentages resulting from changing values of portfolio securities or amount of total assets will not be considered a violation of any of the following limitations. With regard to the borrowings limitation in fundamental limitation (2), the fund will comply with the applicable restrictions of Section 18 of the Investment Company Act.

    The fund will not:

    (1) purchase any security if, as a result of that purchase, 25% or more of the fund's total assets would be invested in securities of issuers having their principal business activities in the same industry, except that this limitation does not apply to securities issued or guaranteed by the U.S. government, its agencies or instrumentalities or to municipal securities or to certificates of deposit and bankers' acceptances of domestic branches of U.S. banks.


    The following interpretations apply to, but are not a part of, this fundamental restriction: (a) domestic banking (including U.S. finance subsidiaries of foreign banks) and foreign banking will be considered to be different industries, and (b) asset-backed securities will be grouped in industries based upon their underlying assets and not treated as constituting a single, separate industry.


    (2) issue senior securities or borrow money, except as permitted under the Investment Company Act and then not in excess of 33 1/3% of the fund's total assets (including the amount of the senior securities issued but reduced by any liabilities not constituting senior securities) at the time of the issuance or borrowing, except that

--------------------------
*   UBS PaineWebber is a service mark of UBS AG.

the fund may borrow up to an additional 5% of its total assets (not including the amount borrowed) for temporary or emergency purposes.

    (3) make loans, except through loans of portfolio securities or through repurchase agreements, provided that for purposes of this restriction, the acquisition of bonds, debentures, other debt securities or instruments, or participations or other interests therein and investments in government obligations, commercial paper, certificates of deposit, bankers' acceptances or similar instruments will not be considered the making of a loan.

    The following interpretation applies to, but is not part of, this fundamental restriction: the fund's investments in master notes and similar instruments will not be considered to be the making of a loan.

    (4) engage in the business of underwriting securities of other issuers, except to the extent that the fund might be considered an underwriter under the federal securities laws in connection with its disposition of portfolio securities.

    (5) purchase or sell real estate, except that investments in securities of issuers that invest in real estate and investments in mortgage-backed securities, mortgage participations or other instruments supported by interests in real estate are not subject to this limitation, and except that the fund may exercise rights under agreements relating to such securities, including the right to enforce security interests and to hold real estate acquired by reason of such enforcement until that real estate can be liquidated in an orderly manner.

    (6) purchase or sell physical commodities unless acquired as a result of owning securities or other instruments, but the fund may purchase, sell or enter into financial options and futures, forward and spot currency contracts, swap transactions and other financial contracts or derivative instruments.

    (7) purchase securities of any one issuer if, as a result, more than 5% of the fund's total assets would be invested in securities of that issuer or the fund would own or hold more than 10% of the outstanding voting securities of that issuer, except that up to 25% of the fund's total assets may be invested without regard to this limitation, and except that this limitation does not apply to securities issued or guaranteed by the U.S. government, its agencies and instrumentalities or to securities issued by other investment companies.

    The following interpretation applies to, but is not a part of, this fundamental restriction: Mortgage-and asset-backed securities will not be considered to have been issued by the same issuer by reason of the securities having the same sponsor, and mortgage- and asset-backed securities issued by a finance or other special purpose subsidiary that are not guaranteed by the parent company will be considered to be issued by a separate issuer from the parent company.


    NON-FUNDAMENTAL LIMITATIONS. The following investment restrictions are non-fundamental and may be changed by the vote of the board without shareholder approval. If a percentage restriction is adhered to at the time of an investment or transaction, a later increase or decrease in percentages resulting from changing values of portfolio securities or amount of total assets will not be considered a violation of any of the following limitations.


    The fund will not:

    (1) purchase portfolio securities while borrowings in excess of 5% of its total assets are outstanding.

    (2) purchase securities on margin, except for short-term credit necessary for clearance of portfolio transactions and except that the fund may make margin deposits in connection with its use of financial options and futures, forward and spot currency contracts, swap transactions and other financial contracts or derivative instruments.

    (3) engage in short sales of securities or maintain a short position, except that the fund may (a) sell short "against the box" and (b) maintain short positions in connection with its use of financial options and futures, forward and spot currency contracts, swap transactions and other financial contracts or derivative instruments.

    (4) purchase securities of other investment companies, except to the extent permitted by the Investment Company Act and except that this limitation does not apply to securities received or acquired as dividends, through offers of exchange, or as a result of reorganization, consolidation, or merger.

            ORGANIZATION OF THE CORPORATION; DIRECTORS AND OFFICERS; PRINCIPAL HOLDERS AND MANAGEMENT OWNERSHIP OF SECURITIES

    The Corporation was organized on October 29, 1985 as a Maryland corporation. The fund currently is the Corporation's only operating series. The Corporation has authority to establish additional series and to issue 10 billion shares of common stock, par value $.001 per share. One billion of those shares are classified as shares of the fund.


    The Corporation is governed by a board of directors, which oversees the fund's operations and each of whom serves an indefinite term of office. The table below shows, for each director (sometimes referred to as a "board member") and executive officer, his or her name, address and age, the position held with the Corporation, the length of time served as a director or officer of the Corporation, the director's or officer's principal occupation during the last five years, the number of portfolios in the UBS Family of Funds overseen by the director or officer, and other directorships held by such director or officer.



INTERESTED DIRECTORS



                                             TERM OF
                                             OFFICE
                                               AND           PRINCIPAL
                              POSITION(S)   LENGTH OF      OCCUPATION(S)       NUMBER OF PORTFOLIOS IN
                               HELD WITH      TIME          DURING PAST         FUND COMPLEX OVERSEEN    OTHER DIRECTORSHIPS
   NAME, ADDRESS, AND AGE        FUND        SERVED           5 YEARS                BY DIRECTOR           HELD BY DIRECTOR
   ----------------------     -----------   ---------      -------------       -----------------------   -------------------
Margo N. Alexander*+; 55       Director       Since     Mrs. Alexander is an   Mrs. Alexander is a       None
                                              1996      executive vice         director or trustee of
                                                        president of           22 investment companies
                                                        UBS PaineWebber        (consisting of 43
                                                        (since March 1984).    portfolios) for which
                                                        She was chief          UBS Global AM,
                                                        executive officer of   UBS PaineWebber or one
                                                        UBS Global AM from     of their affiliates
                                                        January 1995 to        serves as investment
                                                        October 2000, a        advisor, sub-advisor or
                                                        director (from         manager.
                                                        January 1995 to
                                                        September 2001) and
                                                        chairman (from March
                                                        1999 to September
                                                        2001).
E. Garrett Bewkes, Jr.**+;     Director       Since     Mr. Bewkes serves as   Mr. Bewkes is a direc-    Mr. Bewkes is also a
75                                and         1986      a consultant to UBS    tor or trustee of 34      director of
                              Chairman of               PaineWebber (since     investment companies      Interstate Bakeries
                               the Board                May 1999). Prior to    (consisting of 55         Corporation.
                                  of                    November 2000, he      portfolios) for which
                               Directors                was a director of      UBS Global AM,
                                                        PaineWebber Group      UBS PaineWebber or one
                                                        Inc. ("PW Group,"      of their affiliates
                                                        formerly the holding   serves as investment
                                                        company of             advisor, sub-advisor or
                                                        UBS PaineWebber and    manager.
                                                        UBS Global AM) and
                                                        prior to 1996, he
                                                        was a consultant to
                                                        PW Group. Prior to
                                                        1988, he was
                                                        chairman of the
                                                        board, president and
                                                        chief executive
                                                        officer of American
                                                        Bakeries Company.

INDEPENDENT DIRECTORS



                                             TERM OF
                                             OFFICE
                                               AND           PRINCIPAL
                              POSITION(S)   LENGTH OF      OCCUPATION(S)       NUMBER OF PORTFOLIOS IN
                               HELD WITH      TIME          DURING PAST         FUND COMPLEX OVERSEEN    OTHER DIRECTORSHIPS
   NAME, ADDRESS, AND AGE        FUND        SERVED           5 YEARS                BY DIRECTOR           HELD BY DIRECTOR
   ----------------------     -----------   ---------      -------------       -----------------------   -------------------
Richard Q. Armstrong; 67       Director       Since     Mr. Armstrong is       Mr. Armstrong is a        Mr. Armstrong is
R.Q.A. Enterprises                            1996      chairman and           director or trustee of    also a director of
One Old Church Road--                                   principal of R.Q.A.    22 investment companies   AlFresh Beverages
Unit #6                                                 Enterprises            (consisting of 43         Canada, Inc. (a
Greenwich, CT 06830                                     (management consult-   portfolios) for which     Canadian Beverage
                                                        ing firm) (since       UBS Global AM,            subsidiary of
                                                        April 1991 and         UBS PaineWebber or one    AlFresh Foods Inc.)
                                                        principal occupation   of their affiliates       (since October
                                                        since March 1995).     serves as investment      2000).
                                                        Mr. Armstrong was      advisor, sub-advisor or
                                                        chairman of the        manager.
                                                        board, chief
                                                        executive officer
                                                        and co-owner of
                                                        Adirondack Beverages
                                                        (producer and
                                                        distributor of soft
                                                        drinks and
                                                        sparkling/still
                                                        waters) (October
                                                        1993-March 1995). He
                                                        was a partner of The
                                                        New England
                                                        Consulting Group
                                                        (management consult-
                                                        ing firm) (December
                                                        1992-September
                                                        1993). He was
                                                        managing director of
                                                        LVMH U.S.
                                                        Corporation (U.S.
                                                        subsidiary of the
                                                        French luxury goods
                                                        conglomerate, Louis
                                                        Vuitton Moet
                                                        Hennessey Cor-
                                                        poration)
                                                        (1987-1991) and
                                                        chairman of its wine
                                                        and spirits subsidi-
                                                        ary, Schieffelin &
                                                        Somerset Company
                                                        (1987-1991).
David J. Beaubien; 67          Director       Since     Mr. Beaubien is        Mr. Beaubien is a         Mr. Beaubien is also
101 Industrial Road                           2001      chairman of Yankee     director or trustee of    a director of IEC
Turners Falls, MA 01376                                 Environmental          22 investment companies   Electronics, Inc., a
                                                        Systems, Inc., a       (consisting of 43         manufacturer of
                                                        manufacturer of        portfolios) for which     electronic
                                                        meteorological         UBS Global AM,            assemblies.
                                                        measuring systems.     UBS PaineWebber or one
                                                        Prior to January       of their affiliates
                                                        1991, he was senior    serves as investment
                                                        vice president of      advisor, sub-advisor or
                                                        EG&G, Inc., a          manager.
                                                        company which makes
                                                        and provides a
                                                        variety of scien-
                                                        tific and
                                                        technically ori-
                                                        ented products and
                                                        services. From 1985
                                                        to January 1995,
                                                        Mr. Beaubien served
                                                        as a director or
                                                        trustee on the
                                                        boards of the Kid-
                                                        der, Peabody & Co.
                                                        Incorporated mutual
                                                        funds.

                                             TERM OF
                                             OFFICE
                                               AND           PRINCIPAL
                              POSITION(S)   LENGTH OF      OCCUPATION(S)       NUMBER OF PORTFOLIOS IN
                               HELD WITH      TIME          DURING PAST         FUND COMPLEX OVERSEEN    OTHER DIRECTORSHIPS
   NAME, ADDRESS, AND AGE        FUND        SERVED           5 YEARS                BY DIRECTOR           HELD BY DIRECTOR
   ----------------------     -----------   ---------      -------------       -----------------------   -------------------
Richard R. Burt; 55            Director       Since     Mr. Burt is chairman   Mr. Burt is a director    Mr. Burt is also a
1275 Pennsylvania Ave, N.W.                   1996      of Diligence LLC       or trustee of 22          director of
Washington, D.C. 20004                                  (international         investment companies      Archer-Daniels-
                                                        information and        (consisting of 43         Midland Company
                                                        security firm) and     portfolios) for which     (agricultural
                                                        IEP Advisors           UBS Global AM,            commodities),
                                                        (international         UBS PaineWebber or one    Hollinger Interna-
                                                        investments and        of their affiliates       tional Company (pub-
                                                        consulting firm). He   serves as investment      lishing), six
                                                        was the chief          advisor, sub-advisor or   investment companies
                                                        negotiator in the      manager.                  in the Deutsche Bank
                                                        Strategic Arms                                   family of funds,
                                                        Reduction Talks with                             nine investment
                                                        the former Soviet                                companies in the
                                                        Union (1989-1991)                                Flag Investors
                                                        and the U.S.                                     family of funds, The
                                                        Ambassador to the                                Central European
                                                        Federal Republic of                              Fund, Inc. and The
                                                        Germany (1985-1989).                             Germany Fund, Inc.,
                                                        From 1991-1994, he                               a director of IGT,
                                                        served as a partner                              Inc. (provides
                                                        of McKinsey &                                    technology to gaming
                                                        Company (management                              and wagering
                                                        consulting firm).                                industry) (since
                                                                                                         July 1999) and
                                                                                                         chairman of Weirton
                                                                                                         Steel Corp. (makes
                                                                                                         and finishes steel
                                                                                                         products) (since
                                                                                                         April 1996).
Meyer Feldberg; 60             Director       Since     Mr. Feldberg is Dean   Dean Feldberg is a        Dean Feldberg is
Columbia University                           1990      and Professor of       director or trustee of    also a director of
101 Uris Hall                                           Management of the      34 investment companies   Primedia Inc.
New York, New York 10027                                Graduate School of     (consisting of 55         (publishing),
                                                        Business, Columbia     portfolios) for which     Federated Department
                                                        University. Prior to   UBS Global AM,            Stores, Inc.
                                                        1989, he was           UBS PaineWebber or one    (operator of
                                                        president of the       of their affiliates       department stores),
                                                        Illinois Institute     serves as investment      Revlon, Inc.
                                                        of Technology.         advisor, sub-advisor or   (cosmetics), Select
                                                                               manager.                  Medical Inc.
                                                                                                         (healthcare ser-
                                                                                                         vices), and SAPPI,
                                                                                                         Ltd. (producer of
                                                                                                         paper).
George W. Gowen; 72            Director       Since     Mr. Gowen is a         Mr. Gowen is a director   None
666 Third Avenue                              1986      partner in the law     or trustee of 34
New York, New York 10017                                firm of Dun-           investment companies
                                                        nington,               (consisting of 55
                                                        Bartholow & Miller.    portfolios) for which
                                                        Prior to May 1994,     UBS Global AM,
                                                        he was a partner in    UBS PaineWebber or one
                                                        the law firm of        of their affiliates
                                                        Fryer, Ross & Gowen.   serves as investment
                                                                               advisor, sub-advisor or
                                                                               manager.

                                             TERM OF
                                             OFFICE
                                               AND           PRINCIPAL
                              POSITION(S)   LENGTH OF      OCCUPATION(S)       NUMBER OF PORTFOLIOS IN
                               HELD WITH      TIME          DURING PAST         FUND COMPLEX OVERSEEN    OTHER DIRECTORSHIPS
   NAME, ADDRESS, AND AGE        FUND        SERVED           5 YEARS                BY DIRECTOR           HELD BY DIRECTOR
   ----------------------     -----------   ---------      -------------       -----------------------   -------------------
William W. Hewitt, Jr.***;     Director       Since     Mr. Hewitt is          Mr. Hewitt is a           Mr. Hewitt is also a
73                                            2001      retired. From 1990     director or trustee of    director or trustee
c/o UBS Global Asset                                    to January 1995,       22 investment companies   of the Guardian Life
Management (US) Inc.                                    Mr. Hewitt served as   (consisting of 43         Insurance Company
51 West 52nd Street                                     a director or          portfolios) for which     mutual funds.
New York, New York                                      trustee on the         UBS Global AM,
10019-6114                                              boards of the          UBS PaineWebber or one
                                                        Kidder, Peabody &      of their affiliates
                                                        Co. Incorporated       serves as investment
                                                        mutual funds. From     advisor, sub- advisor
                                                        1986-1988, he was an   or manager.
                                                        executive vice
                                                        president and
                                                        director of mutual
                                                        funds, insurance and
                                                        trust services of
                                                        Shearson Lehman
                                                        Brothers Inc. From
                                                        1976-1986, he was
                                                        president of Merrill
                                                        Lynch Funds
                                                        Distributor, Inc.
Morton L. Janklow; 72          Director       Since     Mr. Janklow is         Mr. Janklow is a direc-   None
445 Park Avenue                               2001      senior partner of      tor or trustee of 22
New York, New York 10022                                Janklow & Nesbit       investment companies
                                                        Associates, an         (consisting of 43
                                                        international          portfolios) for which
                                                        literary agency        UBS Global AM,
                                                        representing leading   UBS PaineWebber or one
                                                        authors in their       of their affiliates
                                                        relationships with     serves as investment
                                                        publishers and         advisor, sub-advisor or
                                                        motion picture,        manager.
                                                        television and
                                                        multi-media
                                                        companies, and of
                                                        counsel to the law
                                                        firm of Janklow &
                                                        Ashley.
Frederic V. Malek; 65          Director       Since     Mr. Malek is           Mr. Malek is a director   Mr. Malek is also a
1455 Pennsylvania                             1987      chairman of Thayer     or trustee of 22          director of Aegis
Avenue, N.W.                                            Capital Partners       investment companies      Com-
Suite 350                                               (merchant bank) and    (consisting of 43         munications, Inc.
Washington, D.C. 20004                                  chairman of Thayer     portfolios) for which     (tele- services),
                                                        Hotel Investors III,   UBS Global AM,            American Management
                                                        Thayer Hotel           UBS PaineWebber or one    Systems, Inc.
                                                        Investors II and       of their affiliates       (management
                                                        Lodging Oppor-         serves as investment      consulting and
                                                        tunities Fund (hotel   advisor, sub- advisor     computer related
                                                        investment partner-    or manager.               services), Auto-
                                                        ships). From January                             matic Data Process-
                                                        1992 to November                                 ing, Inc.,
                                                        1992, he was                                     (computing
                                                        campaign manager of                              services), CB
                                                        Bush-Quayle '92.                                 Richard Ellis, Inc.
                                                        From 1990 to 1992,                               (real estate
                                                        he was vice chairman                             services), FPL
                                                        and, from 1989 to                                Group, Inc.
                                                        1990, he was                                     (electric ser-
                                                        president of                                     vices), Classic
                                                        Northwest Airlines                               Vacation Group
                                                        Inc. and NWA Inc.                                (packaged vaca-
                                                        (holding company of                              tions), Manor
                                                        Northwest Airlines                               Care, Inc. (health
                                                        Inc.). Prior to                                  care), and Northwest
                                                        1989, he was                                     Airlines Inc.
                                                        employed by the
                                                        Marriott Corporation
                                                        (hotels,
                                                        restaurants, air-
                                                        line catering and
                                                        contract feeding),
                                                        where he most
                                                        recently was an
                                                        executive vice
                                                        president and
                                                        president of Marri-
                                                        ott Hotels and
                                                        Resorts.

                                             TERM OF
                                             OFFICE
                                               AND           PRINCIPAL
                              POSITION(S)   LENGTH OF      OCCUPATION(S)       NUMBER OF PORTFOLIOS IN
                               HELD WITH      TIME          DURING PAST         FUND COMPLEX OVERSEEN    OTHER DIRECTORSHIPS
   NAME, ADDRESS, AND AGE        FUND        SERVED           5 YEARS                BY DIRECTOR           HELD BY DIRECTOR
   ----------------------     -----------   ---------      -------------       -----------------------   -------------------
Carl W. Schafer; 66            Director       Since     Mr. Schafer is         Mr. Schafer is a direc-   Mr. Schafer is also
66 Witherspoon Street                         1996      president of the       tor or trustee of 22      a director of Labor
#1100                                                   Atlantic Founda-       investment companies      Ready, Inc. (tempo-
Princeton, NJ 08542                                     tion (charitable       (consisting of 43         rary employment),
                                                        foundation). Prior     portfolios) for which     Roadway Corp.
                                                        to January 1993, he    UBS Global AM,            (trucking), Guardian
                                                        was chairman of the    UBS PaineWebber or one    Life Insurance
                                                        Investment Advi-       of their affiliates       Company Mutual
                                                        sory Committee of      serves as investment      Funds, the Har-
                                                        the Howard Hughes      advisor, sub-advisor or   ding, Loevner Funds,
                                                        Medical Institute.     manager.                  E.I.I. Realty
                                                                                                         Securities Trust
                                                                                                         (investment com-
                                                                                                         pany), and Frontier
                                                                                                         Oil Corporation.
William D. White; 68           Director       Since     Mr. White is           Mr. White is a director   None
P.O. Box 199                                  2001      retired. From          or trustee of 22
Upper Black Eddy, PA 18972                              February 1989          investment companies
                                                        through March 1994,    (consisting of 43
                                                        he was president of    portfolios) for which
                                                        the National League    UBS Global AM,
                                                        of Professional        UBS PaineWebber or one
                                                        Baseball Clubs.        of their affiliates
                                                        Prior to 1989, he      serves as investment
                                                        was a television       advisor, sub- advisor
                                                        sportscaster for       or manager.
                                                        WPIX-TV, New York.
                                                        Mr. White served on
                                                        the Board of
                                                        Directors of Centel
                                                        from 1989 to 1993
                                                        and until recently
                                                        on the board of
                                                        directors of
                                                        Jefferson Banks
                                                        Incorporated,
                                                        Philadelphia, PA.


--------------------------

* This person's business address is 1285 Avenue of the Americas, 33rd Floor, New York, New York 10019-6114.



** This person's business address is 51 West 52nd Street, New York, New York 10019-6114.



*** Address for mailing purposes only.



+ Mrs. Alexander and Mr. Bewkes are "interested persons" of the fund as defined in the Investment Company Act by virtue of their positions with UBS Global AM and/or UBS PaineWebber.

              INFORMATION ABOUT DIRECTOR OWNERSHIP OF FUND SHARES



                                                AGGREGATE DOLLAR RANGE OF EQUITY SECURITIES IN ALL
                                                   REGISTERED INVESTMENT COMPANIES OVERSEEN BY
                                                        DIRECTOR FOR WHICH UBS GLOBAL AM,
                       DOLLAR RANGE OF EQUITY       UBS PAINEWEBBER OR AN AFFILIATE SERVES AS
      DIRECTOR          SECURITIES IN FUND+        INVESTMENT ADVISOR, SUB-ADVISOR OR MANAGER+
      --------         ----------------------   --------------------------------------------------
INTERESTED DIRECTORS
Margo N. Alexander             None                            Over $100,000
E. Garrett Bewkes,
  Jr.                          None                            Over $100,000

INDEPENDENT DIRECTORS
Richard Q. Armstrong           None                            Over $100,000
David J. Beaubien              None                            Over $100,000
Richard R. Burt                None                          $10,001 - $50,000
Meyer Feldberg                 None                            Over $100,000
George W. Gowen                None                            Over $100,000
William W. Hewitt,
  Jr.                          None                            Over $100,000
Morton L. Janklow              None                                 None
Frederic V. Malek              None                          $50,001 - $100,000
Carl W. Schafer                None                          $50,001 - $100,000
William D. White               None                             $1 - $10,000


--------------------------

+ In disclosing the dollar range of equity securities beneficially owned by a director in these columns, the following ranges will be used: (i) none;
    (ii) $1 - $10,000; (iii) $10,001 - $50,000; (iv) $50,001 - $100,000; or
    (v) over $100,000.



OFFICERS



                                     POSITION(S)     TERM OF OFFICE
                                    HELD WITH THE    AND LENGTH OF           PRINCIPAL OCCUPATION(S)
      NAME, ADDRESS, AND AGE             FUND         TIME SERVED              DURING PAST 5 YEARS
      ----------------------        -------------    --------------          -----------------------
Thomas Disbrow**; 36                Vice President    Since 2000      Mr. Disbrow is a director and a senior
                                    and Assistant                     manager of the mutual fund finance
                                      Treasurer                       department of UBS Global AM. Prior to
                                                                      November 1999, he was a vice president
                                                                      of Zweig/Glaser Advisers. Mr. Disbrow
                                                                      is a vice president and assistant
                                                                      treasurer of 22 investment companies
                                                                      (consisting of 43 portfolios) for
                                                                      which UBS Global AM,
                                                                      UBS PaineWebber or one of their
                                                                      affiliates serves as investment
                                                                      advisor, sub-advisor or manager.

                                     POSITION(S)     TERM OF OFFICE
                                    HELD WITH THE    AND LENGTH OF           PRINCIPAL OCCUPATION(S)
      NAME, ADDRESS, AND AGE             FUND         TIME SERVED              DURING PAST 5 YEARS
      ----------------------        -------------    --------------          -----------------------
Amy R. Doberman*; 40                Vice President    Since 2000      Ms. Doberman is a managing director
                                    and Secretary                     and general counsel of
                                                                      UBS Global AM. From December 1997
                                                                      through July 2000, she was general
                                                                      counsel of Aeltus Investment
                                                                      Management, Inc. Prior to working at
                                                                      Aeltus, Ms. Doberman was Assistant
                                                                      Chief Counsel of the SEC's Division of
                                                                      Investment Management. Ms. Doberman is
                                                                      secretary of UBS Supplementary Trust
                                                                      and a vice president and secretary of
                                                                      24 investment companies (consisting of
                                                                      82 portfolios) for which
                                                                      UBS Global AM, UBS Global Asset
                                                                      Management (Americas) Inc.
                                                                      ("UBS Global AM (Americas)"),
                                                                      UBS PaineWebber or one of their
                                                                      affiliates serves as investment
                                                                      advisor, sub-advisor or manager.
Stephen P. Fisher*; 43              Vice President    Since 2002      Mr. Fisher is a managing director of
                                                                      UBS Global AM. From October 2000 to
                                                                      February 2001, he was president of
                                                                      Morningstar Investment Services. From
                                                                      May 1999 to October 2000, Mr. Fisher
                                                                      was senior vice president of
                                                                      UBS Global AM. From January 1997 to
                                                                      May 1999, Mr. Fisher was a senior vice
                                                                      president of Prudential Investments.
                                                                      Mr. Fisher is a vice president of 22
                                                                      investment companies (consisting of 43
                                                                      portfolios) for which UBS Global AM,
                                                                      UBS PaineWebber or one of their
                                                                      affiliates serves as investment
                                                                      advisor, sub-advisor or manager.
David M. Goldenberg*; 35            Vice President    Since 2002      Mr. Goldenberg is an executive
                                    and Assistant                     director of UBS Global AM. From
                                      Secretary                       2000-2002 he was director, legal
                                                                      affairs at Lazard Asset Management.
                                                                      Mr. Goldenberg was global director of
                                                                      compliance for SSB Citi Asset
                                                                      Management Group from 1998-2000. He
                                                                      was associate general counsel at Smith
                                                                      Barney Asset Management from
                                                                      1996-1998. Prior to working at Smith
                                                                      Barney Asset Management,
                                                                      Mr. Goldenberg was branch chief and
                                                                      senior counsel in the SEC's Division
                                                                      of Investment Management. Mr.
                                                                      Goldenberg is a vice president and
                                                                      assistant secretary of UBS
                                                                      Supplementary Trust and of 24
                                                                      investment companies (consisting of 82
                                                                      portfolios) for which UBS Global AM,
                                                                      UBS Global AM (Americas),
                                                                      UBS PaineWebber or one of their
                                                                      affiliates serves as investment
                                                                      advisor, sub-advisor or manager.

                                     POSITION(S)     TERM OF OFFICE
                                    HELD WITH THE    AND LENGTH OF           PRINCIPAL OCCUPATION(S)
      NAME, ADDRESS, AND AGE             FUND         TIME SERVED              DURING PAST 5 YEARS
      ----------------------        -------------    --------------          -----------------------
Kevin J. Mahoney**; 36              Vice President    Since 1999      Mr. Mahoney is a director and a senior
                                    and Assistant                     manager of the mutual fund finance
                                      Treasurer                       department of UBS Global AM. From
                                                                      August 1996 through March 1999, he was
                                                                      the manager of the mutual fund
                                                                      internal control group of Salomon
                                                                      Smith Barney. Mr. Mahoney is a vice
                                                                      president and assistant treasurer of
                                                                      22 investment companies (consisting of
                                                                      43 portfolios) for which
                                                                      UBS Global AM, UBS PaineWebber or one
                                                                      of their affiliates serves as
                                                                      investment advisor, sub-advisor or
                                                                      manager.
Michael H. Markowitz***; 37         Vice President    Since 2001      Mr. Markowitz is an executive
                                                                      director, portfolio manager and head
                                                                      of U.S. short duration fixed income of
                                                                      UBS Global AM. He is also an
                                                                      executive director and portfolio
                                                                      manager of UBS Global AM (Americas),
                                                                      an affiliate of UBS Global AM.
                                                                      Mr. Markowitz is a vice president of
                                                                      6 investment companies (consisting of
                                                                      26 portfolios) for which
                                                                      UBS Global AM, UBS PaineWebber or one
                                                                      of their affiliates serves as
                                                                      investment advisor, sub-advisor or
                                                                      manager.
Emil Polito*; 41                    Vice President    Since 2001      Mr. Polito is an executive director
                                                                      and head of investment support and
                                                                      mutual fund services of
                                                                      UBS Global AM. From July 2000 to
                                                                      October 2000, he was a senior manager
                                                                      of investment systems at Dreyfus Corp.
                                                                      Prior to July 2000, Mr. Polito was a
                                                                      senior vice president and director of
                                                                      operations and control for
                                                                      UBS Global AM. Mr. Polito is a vice
                                                                      president of 22 investment companies
                                                                      (consisting of 43 portfolios) for
                                                                      which UBS Global AM, UBS PaineWebber
                                                                      or one of their affiliates serves as
                                                                      investment advisor, sub-advisor or
                                                                      manager.
Susan P. Ryan*; 42                  Vice President    Since 1995      Ms. Ryan is an executive director and
                                                                      a portfolio manager of
                                                                      UBS Global AM. Ms. Ryan is a vice
                                                                      president of five investment companies
                                                                      (consisting of 13 portfolios) for
                                                                      which UBS Global AM,
                                                                      UBS PaineWebber or one of their
                                                                      affiliates serves as investment
                                                                      advisor, sub-advisor or manager.

                                     POSITION(S)     TERM OF OFFICE
                                    HELD WITH THE    AND LENGTH OF           PRINCIPAL OCCUPATION(S)
      NAME, ADDRESS, AND AGE             FUND         TIME SERVED              DURING PAST 5 YEARS
      ----------------------        -------------    --------------          -----------------------
Paul H. Schubert**; 39              Vice President    Since 1994      Mr. Schubert is an executive director
                                    and Treasurer                     and head of the mutual fund finance
                                                                      department of UBS Global AM.
                                                                      Mr. Schubert is treasurer and
                                                                      principal accounting officer of
                                                                      UBS Supplementary Trust and of two
                                                                      investment companies (consisting of 39
                                                                      portfolios) and a vice president and
                                                                      treasurer of 22 investment companies
                                                                      (consisting of 43 portfolios) for
                                                                      which UBS Global AM, UBS Global AM
                                                                      (Americas), UBS PaineWebber or one of
                                                                      their affiliates serves as investment
                                                                      advisor, sub-advisor or manager.
Brian M. Storms*; 47                  President       Since 2000      Mr. Storms is chief operating officer
                                                                      (since September 2001) and president
                                                                      of UBS Global AM (since March 1999),
                                                                      and director, president and chief
                                                                      operating officer of UBS Global AM
                                                                      (Americas) and UBS Global Asset
                                                                      Management (New York) Inc. (since
                                                                      October 2001). Mr. Storms was chief
                                                                      executive officer of UBS Global AM
                                                                      from October 2000 to September 2001.
                                                                      He was director/trustee of several
                                                                      investment companies in the
                                                                      UBS Family of Funds (1999-2001). He
                                                                      was president of Prudenital
                                                                      Investments (1996-1999). Prior to
                                                                      joining Prudential Investments he was
                                                                      a managing director at Fidelity
                                                                      Investments. Mr. Storms is president
                                                                      and trustee of UBS Supplementary Trust
                                                                      and of two investment companies
                                                                      (consisting of 39 portfolios) and
                                                                      president of 22 investment companies
                                                                      (consisting of 43 portfolios) for
                                                                      which UBS Global AM, UBS Global AM
                                                                      (Americas), UBS PaineWebber or one of
                                                                      their affiliates serves as investment
                                                                      advisor, sub-advisor or manager.
Keith A. Weller*; 40                Vice President    Since 1995      Mr. Weller is a director and senior
                                    and Assistant                     associate general counsel of
                                      Secretary                       UBS Global AM. Mr. Weller is a vice
                                                                      president and assistant secretary of
                                                                      22 investment companies (consisting of
                                                                      43 portfolios) for which
                                                                      UBS Global AM, UBS PaineWebber or one
                                                                      of their affiliates serves as
                                                                      investment advisor, sub-advisor or
                                                                      manager.


--------------------------

* This person's business address is 51 West 52nd Street, New York, New York 10019-6114.



** This person's business address is Newport Center III, 499 Washington Blvd., 14th Floor, Jersey City, New Jersey 07310-1998.



*** This person's business address is 209 South LaSalle Street, Chicago,
    Illinois 60604.

                                   COMMITTEES



    The Corporation has an Audit and Contract Review Committee and a Nominating Committee. The members of the Audit and Contract Review Committee are the Independent Directors. Meyer Feldberg is chairperson and William Hewitt, Jr. is vice chairperson of the Audit and Contract Review Committee. The following Independent Directors are members of the Nominating Committee: George W. Gowen (chairperson), Carl W. Schafer, William D. White, and Morton L. Janklow.



    The Audit Committee is responsible for, among other things: recommending the selection, retention or termination of the auditors; evaluating the independence of the auditors, including with respect to the provision of any consulting services; reviewing with the independent auditors the scope and results of the annual audit; reviewing the fees charged by the auditors for professional services, including any types of non-audit services performed, if any, and whether the non-audit services performed and related fees were consistent with the auditors independence; reporting to the full Board on a regular basis; discussing with the independent auditors any disclosed relationships or services that may impact the objectivity and independence of the independent auditors; and making recommendations as it deems necessary or appropriate. The Audit and Contract Review Committee, among other things, reviews the performance by certain service providers of their contracts and arrangements with the fund and recommends to the Board concerning the initial approval and/or continuation of each of the proposed contracts and arrangements and the reasonableness and appropriateness of the proposed fees. During the fund's fiscal year ended February 28, 2002, the Audit and Contract Review Committee held one meeting.



    The Nominating Committee is responsible for, among other things; evaluating and recommending to the Board candidates to be nominated as Independent Directors of the Board; and reviewing the composition of the Board and the compensation arrangements for each of the Directors. The Nominating Committee is not required to consider nominees recommended by Fund shareholders. During the fund's fiscal year ended February 28, 2002, the Nominating Committee held one meeting.



        INFORMATION ABOUT DIRECTOR OWNERSHIP OF SECURITIES ISSUED BY UBS
          GLOBAL AM OR ANY COMPANY CONTROLLING, CONTROLLED BY OR UNDER
                       COMMON CONTROL WITH UBS GLOBAL AM



    As of December 31, 2001, the Independent Directors did not own any securities issued by UBS Global AM or any company controlling, controlled by or under common control with UBS Global AM.



                                  COMPENSATION



    Each board member who is not an "interested person" receives, in the aggregate from UBS and UBS PACE Select mutual funds, an annual retainer of $50,000, and a $10,000 fee for each regular board meeting (and each in-person special board meeting) actually attended. Each such board member is also entitled to a $2,000 fee for each special telephone meeting attended. The chairperson and vice chairperson of the Audit and Contract Review Committee receives annually $12,500 and $7,500, respectively. The chairperson of the Nominating Committee receives annually $5,000. The foregoing fees will be allocated among all such mutual funds (or each relevant mutual fund in the case of a special meeting) pro rata based on the mutual funds' relative net assets at the end of the calendar quarter preceding the date of payment. No officer, director or employee of UBS Global AM or one of its affiliates presently receives any compensation from the fund for acting as a board member or officer. All board members are reimbursed for expenses incurred in attending meetings.



    The table below includes certain information relating to the compensation of the Corporation's current board members and the compensation of those board members from all funds for which USB Global AM or UBS PaineWebber served as an investment advisor, sub-advisor or manager during the periods indicated.

                              COMPENSATION TABLE+



                                           AGGREGATE
                                          COMPENSATION       TOTAL COMPENSATION FROM
                                            FROM THE            THE TRUST AND THE
        NAME OF PERSON, POSITION          CORPORATION*           FUND COMPLEX**
        ------------------------          ------------       -----------------------
Richard Q. Armstrong,
  Trustee...............................    $   868                 $ 79,500
David J. Beaubien,
  Trustee***............................         68                   59,155
Richard R. Burt,
  Trustee...............................        718                   71,400
Meyer Feldberg,
  Trustee...............................        877                  166,048
George W. Gowen,
  Trustee...............................      1,102                  163,529
William W. Hewitt,
  Trustee***............................         73                   71,033
Morton L. Janklow,
  Trustee***............................         68                   52,905
Frederic V. Malek,
  Trustee...............................        868                   79,500
Carl W. Schafer,
  Trustee...............................        868                   79,230
William D. White,
  Trustee***............................         68                   59,155


--------------------------

+ Only independent board members are compensated by the funds for which UBS Global AM or UBS PaineWebber serve as the investment advisor, sub-advisor or manager; board members who are "interested persons," as defined by the Investment Company Act, do not receive compensation from the fund.



* Represents total fees paid by the Corporation to each board member indicated for the fiscal year ended February 28, 2002.



** Represents fees paid during the calendar year ended December 31, 2001 to each board member by (a) 29 investment companies in the case of Messrs. Armstrong, Burt, Malek and Schafer; (b) 22 investment companies in the case of Messrs. Beaubien, Hewitt, Janklow and White; and (c) 41 investment companies in the case of Messrs. Feldberg and Gowen for which UBS Global AM, UBS PaineWebber or one of their affiliates served as investment advisor, sub-advisor or manager. No fund within the UBS fund complex has a bonus, pension, profit sharing or retirement plan.



*** This person did not commence serving on the Corporation's board until September 2001.

            PRINCIPAL HOLDERS AND MANAGEMENT OWNERSHIP OF SECURITIES


    As of May 31, 2002, directors and officers owned in the aggregate less than 1% of the outstanding shares of any class of the fund.



    As of May 31, 2002, the following shareholders are shown in the fund's records as owning 5% or more of a class of its shares.



                                                              PERCENTAGE OF SHARES
                                                               BENEFICIALLY OWNED
NAME AND ADDRESS*                                              AS OF MAY 31, 2002
-----------------                                             --------------------
CLASS C
UBS PaineWebber Inc. for the                                         13.00%
Benefit of BING SO MD INC. Employees
Qualified Money Purchase P/TR
So BING T & May So TTEE


--------------------------

* The shareholders listed above may be contacted c/o UBS Global Asset Management (US) Inc., Attn: Compliance Dept., 51 West 52nd Street, New York, NY 10019-6114.

                    INVESTMENT ADVISORY, ADMINISTRATION AND
                      PRINCIPAL UNDERWRITING ARRANGEMENTS


    INVESTMENT ADVISORY AND ADMINISTRATION ARRANGEMENTS. UBS Global AM acts as the investment advisor and administrator to the fund pursuant to a contract ("Advisory and Administration Contract") with the Corporation. Under the Advisory and Administration Contract, the fund pays UBS Global AM a fee, computed daily and paid monthly, at the annual rate of 0.50% of its average daily net assets.



    During the fiscal years ended February 28, 2002, February 28, 2001, and February 29, 2000, the fund paid (or accrued) investment advisory and administrative fees of $382,762, $368,820, and $474,438, respectively.



    Under the terms of the Advisory and Administration Contract, the fund bears all expenses incurred in its operation that are not specifically assumed by UBS Global AM. Expenses borne by the fund include the following: (1) the cost (including brokerage commissions) of securities purchased or sold by the fund and any losses incurred in connection therewith; (2) fees payable to and expenses incurred on behalf of the fund by UBS Global AM; (3) organizational expenses; (4) filing fees and expenses relating to the registration and qualification of the fund's shares under federal and state securities laws and maintenance of such registrations and qualifications; (5) fees and salaries payable to board members and officers who are not interested persons (as defined in the Investment Company Act) of the Corporation or UBS Global AM; (6) all expenses incurred in connection with the board members' services, including travel expenses; (7) taxes (including any income or franchise taxes) and governmental fees; (8) costs of any liability, uncollectible items of deposit and other insurance or fidelity bonds; (9) any costs, expenses or losses arising out of a liability of or claim for damages or other relief asserted against the Corporation or fund for violation of any law; (10) legal, accounting and auditing expenses, including legal fees of special counsel for the independent board members; (11) charges of custodians, transfer agents and other agents;
(12) expenses of setting in type and printing prospectuses, statements of additional information and supplements thereto, reports and proxy materials for existing shareholders, and costs of mailing such materials to shareholders;
(13) any extraordinary expenses (including fees and disbursements of counsel) incurred by the fund; (14) fees, voluntary assessments and other expenses incurred in connection with membership in investment company organizations;
(15) costs of mailing and tabulating proxies and costs of meetings of shareholders, the board and any committees thereof; (16) the cost of investment company literature and other publications provided to board members and officers; and (17) costs of mailing, stationery and communications equipment.



    Under the Advisory and Administration Contract, UBS Global AM will not be liable for any error of judgment or mistake of law or for any loss suffered by the Corporation or the fund in connection with the performance of the Advisory and Administration Contract, except a loss resulting from willful misfeasance, bad faith or gross negligence on the part of UBS Global AM in the performance of its duties or from reckless disregard of its duties and obligations thereunder. The Advisory and Administration Contract terminates automatically upon assignment and is terminable at any time without penalty by the board or by vote of the holders of a majority of the fund's outstanding voting securities on 60 days' written notice to UBS Global AM, or by UBS Global AM on 60 days' written notice to the Corporation.



    At the Corporation's board meeting held on September 20, 2001, the board members considered and approved the continuance of the fund's Advisory and Administration Contract with UBS Global AM. Prior to that meeting, the board's Audit and Contract Review Committee (the "Committee") (comprised of the board's independent directors) also had met to review and discuss the investment advisory and administration services provided to the fund over the course of the year by UBS Global AM. In considering the continuance of the Advisory and Administration Contract, the Committee analyzed the nature, quality and scope of such services, the revenues received and expenses incurred (actual and projected) by UBS Global AM in performing the services required under the Advisory and Administration Contract and the cost allocation methods used in calculating such expenses. The Committee also reviewed UBS Global AM's profitability in managing the fund; the current fees paid by the fund in light of fees paid to other advisors by comparable funds and as a percentage of assets at different asset levels; fees paid to UBS Global AM by other funds it advises; and the ability of UBS Global AM to continue to perform the services contemplated under the Advisory and Administration Contract.



    The Committee also evaluated the performance of the fund in comparison to funds with similar objectives and policies, the relevant investment advisory personnel, compliance with the fund's investment restrictions, tax and reporting requirements, procedures of UBS Global AM with respect to possible conflicts of interest, including UBS Global AM's code of ethics, trade allocation procedures for its various investment advisory clients, and best execution procedures. Based on all of the above, as well as other factors and considerations, the Committee recommended to the full board that the board approve the continuance of the Advisory and Administration Contract.



    The full board reviewed the factors considered by the Committee and also gave substantial consideration to the fees payable under the contract. In this regard, the board evaluated UBS Global AM's profitability with respect to the fund, including consideration of both the actual dollar amount of fees paid by the fund directly to UBS Global AM, and so-called "fallout benefits" to UBS Global AM or its affiliates, such as, for example, benefits derived from serving as investment advisor to the fund, the research services available to UBS Global AM by reason of commissions from other funds, and transfer agency fees received by UBS PaineWebber for certain transfer agency services it performs for the fund's shareholders. Based on these considerations and the overall high quality of the personnel, operations, financial condition, investment advisory capabilities, methodologies, and performance of UBS Global AM, the board concluded the fees to be paid to UBS Global AM under the contract were fair and reasonable, and the scope and quality of UBS Global AM's services to the fund were consistent with the fund's operational requirements and sufficient to approve the continuance of the fund's Advisory and Administration Contract between the Corporation and UBS Global AM.


    TRANSFER AGENCY-RELATED SERVICES. PFPC Inc. ("PFPC"), the fund's transfer agent (not the fund), pays UBS PaineWebber for certain transfer agency-related services that PFPC has delegated to UBS PaineWebber.


    SECURITIES LENDING. During the fiscal years ended February 28, 2002, February 28, 2001, and February 29, 2000, the fund paid (or accrued) no fees to UBS PaineWebber for its services as securities lending agent because the fund did not engage in any securities lending activities.



    PERSONAL TRADING POLICIES. The fund and UBS Global AM have each adopted a code of ethics in accordance with rule 17j-1 under the Investment Company Act, which permits personnel covered by the rule to invest in securities that may be purchased or held by the fund but prohibits fraudulent, deceptive or manipulative conduct in connection with that personal investing.



    PRINCIPAL UNDERWRITING ARRANGEMENTS. UBS Global AM acts as the principal underwriter of each class of shares of the fund pursuant to a principal underwriting contract with the Corporation ("Principal Underwriting Contract") which requires UBS Global AM to use its best efforts, consistent with its other businesses, to sell shares of the funds. The Principal Underwriting Contract requires UBS Global AM to use its best efforts, consistent with its other businesses, to sell shares of the fund. Shares of the fund are offered continuously. UBS Global AM has entered into dealer agreements with other broker-dealers (affiliated and non-affiliated) and with other financial institutions to authorize them to sell fund shares.



    Under separate plans of distribution pertaining to the Class A, Class B and Class C shares of the fund adopted by the Corporation in the manner prescribed by Rule 12b-1 under the Investment Company Act (each, respectively, the
"Class A Plan," "Class B Plan" and "Class C Plan," and collectively, "Plans"), the fund pays UBS Global AM a service fee, accrued daily and payable monthly, at the annual rate of 0.25% of the average daily net assets of each class of shares. Under the Class B and the Class C Plans, the fund pays UBS Global AM a distribution fee, accrued daily and payable monthly, at the annual rate of 0.50% of the average daily net assets of the Class B shares.



    UBS Global AM uses the service fees under the Plans for Class A, B and C shares primarily to pay dealers for shareholder servicing, currently at the annual rate of 0.25% of the aggregate investment amounts maintained in the fund by each dealer. Each dealer then compensates its investment professionals for shareholder servicing that they perform and offsets its own expenses in servicing and maintaining shareholder accounts, including related overhead expenses.



    UBS Global AM uses the distribution fees under the Class B and Class C Plans to offset marketing costs attributable to those classes, such as the preparation, printing and distribution of sales literature, advertising and prospectuses and other shareholder materials to prospective investors.
UBS Global AM also may use distribution fees to pay additional compensation to dealers and to offset other costs allocated to UBS Global AM's distribution activities. Because fund shares may be acquired only through an exchange of shares of other funds for which UBS Global AM or certain of its affiliates serves as principal underwriter, UBS Global AM does not pay commissions to dealers for selling fund shares.

    UBS Global AM receives the proceeds of the deferred sales charge paid upon sales of shares. These proceeds also may be used to cover distribution expenses.



    The Plans and the Principal Underwriting Contract specify that the fund must pay service and distribution fees to UBS Global AM as compensation for its service- and distribution-related activities, not as reimbursement for specific expenses incurred. Therefore, even if UBS Global AM's expenses exceed the service or distribution fees it receives, the fund will not be obligated to pay more than those fees. On the other hand, if UBS Global AM's expenses are less than such fees, it will retain its full fees and realize a profit. Annually, the board reviews the Plans and UBS Global AM's corresponding expenses for each class of fund shares separately from the Plans and expenses attributable to the other classes of shares.



    Among other things, each Plan provides that (1) UBS Global AM will submit to the board at least quarterly, and the board members will review, reports regarding all amounts expended under the Plan and the purposes for which such expenditures were made, (2) the Plan will continue in effect only so long as it is approved at least annually, and any material amendment thereto is approved, by the board, including those board members who are not "interested persons" of the Corporation and who have no direct or indirect financial interest in the operation of the Plan or any agreement related to the Plan, acting in person at a meeting called for that purpose, (3) payments by the fund under the Plan shall not be materially increased without the affirmative vote of the holders of a majority of the outstanding shares of the relevant class of the fund and
(4) while the Plan remains in effect, the selection and nomination of board members who are not "interested persons" of the Corporation shall be committed to the discretion of the board members who are not "interested persons" of the Corporation.



    In reporting amounts expended under the Plans to the board members, UBS Global AM allocates expenses attributable to the sale of each class of the fund's shares to such class based on the ratio of sales of shares of such class to the sales of all three classes of shares. The fees paid by one class of the fund's shares will not be used to subsidize the sale of any other class of fund shares.



    During the fiscal year ended February 28, 2002, the fund paid (or accrued) service and/or distribution fees to UBS Global AM under the Plans as follows:
Class A -- $87,422, Class B -- $207,824 and Class C -- $104,051.



    UBS Global AM estimates that it incurred the following shareholder service-related and distribution-related expenses with respect to the fund during the fiscal year ended February 28, 2002:



                                                              CLASS A    CLASS B    CLASS C
                                                              -------    -------    -------
Marketing and advertising...................................  $ 80,340   $ 63,698   $ 31,961
Amortization of commissions.................................         0    148,291     26,432
Printing of prospectuses and statements of additional
  information...............................................     7,065      6,490      3,363
Branch network costs allocated and interest expense.........    93,122     79,819     37,240
Service fees paid to investment professionals...............    33,221     26,324     13,216



    "Marketing and advertising" includes various internal costs allocated by UBS Global AM to its efforts at distributing the fund's shares. These internal costs encompass office rent, salaries and other overhead expenses of various departments and areas of operations of UBS Global AM. "Branch network costs allocated and interest expense" consist of an allocated portion of the expenses of various departments involved in the distribution of the fund's shares, including the retail branch system of the fund's dealers.



    In approving the Class A Plan, the Class B Plan and the Class C Plan, the board considered all the features of the distribution system and the anticipated benefits to the fund and its shareholders. With regard to each Plan, the board considered (1) the benefit to the fund and its shareholders of the fund being available as an exchange vehicle for shares of the corresponding class of other funds for which UBS Global AM serves as investment advisor or investment manager, (2) the advantages to the shareholders of economies of scale resulting from growth in the fund's assets and potential continued growth, (3) the services provided to the fund and its shareholders by UBS Global AM, (4) the services provided by dealers pursuant to each dealer agreement with UBS Global AM, and (5) UBS Global AM's shareholder service-related expenses and costs and, for Class B and Class C shares, distribution-related expenses and costs.



    With respect to each Plan, the board considered all compensation that UBS Global AM would receive under the Plan and the Principal Underwriting Contract, including service fees and, as applicable, distribution fees and deferred sales charges. The board also considered the benefits that would accrue to UBS Global AM under each Plan in that UBS Global AM would receive service, distribution, advisory and administration fees that are calculated based upon a percentage of the average net assets of the fund, which fees would increase if the Plan were successful and the fund attained and maintained significant asset levels.



    UBS Global AM earned and retained the following deferred sales charges paid upon certain redemptions of shares for the fiscal year ended February 28, 2002:



Class A.....................................................  $      0
Class B.....................................................   180,595
Class C.....................................................     7,570


                             PORTFOLIO TRANSACTIONS

    The fund purchases portfolio securities from dealers and underwriters as well as from issuers. Securities are usually traded on a net basis with dealers acting as principal for their own accounts without a stated commission. Prices paid to dealers in principal transactions generally include a "spread," which is the difference between the prices at which the dealer is willing to purchase and sell a specific security at the time. When securities are purchased directly from an issuer, no commissions or discounts are paid. When securities are purchased in underwritten offerings, they include a fixed amount of compensation to the underwriter.


    For purchases or sales with broker-dealer firms that act as principal, UBS Global AM seeks best execution. Although UBS Global AM may receive certain research or execution services in connection with these transactions, it will not purchase securities at a higher price or sell securities at a lower price than would otherwise be paid if no weight was attributed to the services provided by the executing dealer. UBS Global AM may consider the sale of shares of the fund and of the other funds it advises as a factor in the selection of brokers or dealers to effect transactions for the fund, subject to its duty to seek best execution. UBS Global AM may engage in agency transactions in over-the-counter securities in return for research and execution services. These transactions are entered into only pursuant to procedures that are designed to ensure that the transaction (including commissions) is at least as favorable as it would have been if effected directly with a market-maker that did not provide research or execution services.



    Research services and information received from brokers or dealers are supplemental to UBS Global AM's own research efforts and, when utilized, are subject to internal analysis before being incorporated into its investment processes. Information and research services furnished by brokers or dealers through which or with which the fund effects securities transactions may be used by UBS Global AM in advising other funds or accounts and, conversely, research services furnished to UBS Global AM by brokers or dealers in connection with other funds or accounts that it advises may be used in advising the fund.



    During the fiscal years ended February 28, 2002, February 28, 2001 and February 29, 2000, the fund paid no brokerage commissions. Therefore, the fund has not allocated any brokerage transactions for research, analysis, advice and similar services.



    Investment decisions for the fund and for other investment accounts managed by UBS Global AM are made independently of each other in light of differing considerations for the various accounts. However, the same investment decision may occasionally be made for the fund and one or more of such accounts. In such cases, simultaneous transactions are inevitable. Purchases or sales are then averaged as to price and allocated between the fund and such other account(s) as to amount in a manner deemed equitable to the fund and such account(s). While in some cases this practice could have a detrimental effect upon the price or value of the security as far as the fund is concerned, or upon its ability to complete its entire order, in other cases it is believed that coordination and the ability to participate in volume transactions will be beneficial to the fund.



    As of February 28, 2002, the fund owned securities issued by the following company which is a regular broker-dealer for the fund's portfolio securities:



                    ISSUER                      TYPE OF SECURITY      VALUE
                    ------                      ----------------      -----
Morgan Stanley Dean Witter & Co...............   Commercial Paper   $1,999,702

                       ADDITIONAL EXCHANGE AND REDEMPTION
               INFORMATION; REDUCED SALES CHARGES; OTHER SERVICES

    WAIVERS OF DEFERRED SALES CHARGES -- CLASS B SHARES. Among other circumstances, the deferred sales charge on Class B shares is waived where a total or partial redemption is made within one year following the death of the shareholder. The deferred sales charge waiver is available where the decedent is either the sole shareholder or owns the shares with his or her spouse as a joint tenant with right of survivorship. This waiver applies only to redemption of shares held at the time of death.

    ADDITIONAL EXCHANGE AND REDEMPTION INFORMATION. As discussed in the Prospectus, shares of the fund may be exchanged for shares of the corresponding class of most other Family Funds.

    Shareholders will receive at least 60 days' notice of any termination or material modification of the exchange privilege, except no notice need be given if, under extraordinary circumstances, either redemptions are suspended under the circumstances described below or the fund temporarily delays or ceases the sales of its shares because it is unable to invest amounts effectively in accordance with its investment objective, policies and restrictions.

    If conditions exist that make cash payments undesirable, the fund reserves the right to honor any request for redemption by making payment in whole or in part in securities chosen by it and valued in the same way as they would be valued for purposes of computing the fund's net asset value. Any such redemption in kind will be made with readily marketable securities, to the extent available. If payment is made in securities, a shareholder may incur brokerage expenses in converting these securities into cash. The fund has elected, however, to be governed by rule 18f-1 under the Investment Company Act, under which it is obligated to redeem shares solely in cash up to the lesser of $250,000 or 1% of its net asset value during any 90-day period for one shareholder. This election is irrevocable unless the SEC permits its withdrawal.

    The fund may suspend redemption privileges or postpone the date of payment during any period (1) when the New York Stock Exchange ("NYSE") is closed or trading on the NYSE is restricted as determined by the SEC, (2) when an emergency exists, as defined by the SEC, that makes it not reasonably practicable for the fund to dispose of securities owned by it or fairly to determine the value of its assets or (3) as the SEC may otherwise permit. The redemption price may be more or less than the shareholder's cost, depending on the market value of the fund's portfolio at the time.

    FINANCIAL INSTITUTIONS. The fund may authorize financial institutions or their delegates or agents to accept on its behalf purchase and redemption orders that are in "good form" in accordance with the policies of those institutions. The fund will be deemed to have received these purchase and redemption orders when an institution or its delegate or agent accepts them. Like all customer orders, these orders will be priced based on the fund's net asset value next computed after receipt of the order by the financial institutions or their agents.

    AUTOMATIC CASH WITHDRAWAL PLAN. The automatic cash withdrawal plan allows investors to set up monthly, quarterly (March, June, September and December), semi-annual (June and December) or annual (December) withdrawals from their Family Fund accounts. Minimum balances and withdrawals vary according to the class of shares:

    - Class A and Class C shares. Minimum value of fund shares is $5,000; minimum withdrawals of $100.

    - Class B shares. Minimum value of fund shares is $10,000; minimum monthly, quarterly, and semi-annual and annual withdrawals of $100, $200, $300 and $400, respectively.

    Withdrawals under the automatic cash withdrawal plan will not be subject to a deferred sales charge if the investor withdraws no more than 12% of the value of the fund account when the investor signed up for the plan (for Class B shares, annually; for Class A and Class C shares, during the first year under the plan). Shareholders who elect to receive dividends in cash may not participate in the plan.

    An investor's participation in the automatic cash withdrawal plan will terminate automatically if the "Initial Account Balance" (a term that means the value of the fund account at the time the investor elects to participate), less aggregate redemptions made other than pursuant to the plan, is less than the minimum values specified above. Purchases of additional shares of a fund concurrent with withdrawals are ordinarily disadvantageous to shareholders because of tax liabilities and, for Class A shares, initial sales charges. On or about the 20th of a month for monthly, quarterly, semi-annual and annual plans, your investment professional will arrange for redemption by the fund of sufficient fund shares to provide the withdrawal payments specified by participants in the automatic cash withdrawal plan. The payments generally are mailed approximately five Business Days (defined under "Valuation of Shares") after the redemption date. Withdrawal payments should not be considered dividends, but redemption proceeds. If periodic withdrawals continually exceed reinvested dividends, a shareholder's investment may be correspondingly reduced. A shareholder may change the amount of the automatic cash withdrawal or terminate participation in the automatic cash withdrawal plan at any time without charge or penalty by written instructions with signatures guaranteed to your investment professional or PFPC. Instructions to participate in the plan, change the withdrawal amount or terminate participation in the plan will not be effective until five days after written instructions with signatures guaranteed are received by PFPC. Shareholders may request the forms needed to establish an automatic cash withdrawal plan from their investment professionals or PFPC at 1-800-647-1568.

    INDIVIDUAL RETIREMENT ACCOUNTS. Self-directed IRAs in which purchases of shares of Family Funds and other investments may be made. Investors considering establishing an IRA should review applicable tax laws and should consult their tax advisors.

    TRANSFER OF ACCOUNTS. If investors holding shares of the fund in a brokerage account transfer their brokerage accounts to another firm, the fund shares will be moved to an account with PFPC. However, if the other firm has entered into a dealer agreement with Brinson Advisors relating to the fund, the shareholder may be able to hold fund shares in an account with the other firm.

                          CONVERSION OF CLASS B SHARES

    Class B shares will automatically convert to Class A shares, based on the relative net asset values per share of the two classes, as of the close of business on the first Business Day (as defined under "Valuation of Shares") of the month in which the sixth, fourth, third or second anniversary (depending on the amount of shares purchased) of the initial issuance of such Class B shares occurs. For the purpose of calculating the holding period required for conversion of Class B shares, the date of initial issuance shall mean the date of issuance of the original Class B shares of the Family Funds that were exchanged (directly or through a series of exchanges) for the fund's Class B shares. For purposes of conversion to Class A shares, Class B shares purchased through the reinvestment of dividends and other distributions paid in respect of Class B shares of the fund or of those other Family Funds are held in a separate sub-account. Each time any Class B shares in the shareholder's regular account (other than those in the sub-account) convert to Class A shares, a pro rata portion of the Class B shares in the sub-account will also convert to Class A shares. The portion will be determined by the ratio that the shareholder's
Class B shares converting to Class A shares bears to the shareholder's total Class B shares not acquired through dividends and other distributions.

                              VALUATION OF SHARES

    The fund determines its net asset value separately for each class of shares, normally as of the close of regular trading (usually 4:00 p.m., Eastern time) on the NYSE on each Business Day, which is defined as each Monday through Friday when the NYSE is open. Net asset value will be calculated earlier when the NYSE closes early because trading has been halted for the day. Currently the NYSE is closed on the observance of the following holidays: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

    The fund values its portfolio securities in accordance with the amortized cost method of valuation under Rule 2a-7 ("Rule") under the Investment Company Act. To use amortized cost to value its portfolio securities, the fund must adhere to certain conditions under the Rule relating to its investments, some of which are discussed in this SAI. Amortized cost is an approximation of market value of an instrument, whereby the difference between its acquisition cost and value at maturity is amortized on a straight-line basis over the remaining life of the instrument. The effect of changes in the market value of a security as a result of fluctuating interest rates is not taken into account, and thus the amortized cost method of valuation may result in the value of a security being higher or lower than its actual market value. If a large number of redemptions take place at a time when interest rates have increased, the fund might have to sell portfolio securities prior to maturity and at a price that might not be desirable.


    The board has established procedures ("Procedures") for the purpose of maintaining a constant net asset value of $1.00 per share, which include a review of the extent of any deviation of net asset value per share, based on available market quotations, from the $1.00 amortized cost per share. If that deviation exceeds 1/2 of 1% for the fund, the board will promptly consider whether any action should be initiated to eliminate or reduce material dilution or other unfair results to shareholders. Such action may include redeeming shares in kind, selling portfolio securities prior to maturity, reducing or withholding dividends and utilizing a net asset value per share as determined by using available market quotations. The fund will maintain a dollar-weighted average portfolio maturity of 90 days or less and will not purchase any instrument having, or deemed to have, a remaining maturity of more than 397 days, will limit portfolio investments, including repurchase agreements, to those U.S. dollar denominated instruments that are of high quality under the Rule and that UBS Global AM, acting pursuant to the Procedures, determines present minimal credit risks, and will comply with certain reporting and recordkeeping procedures. There is no assurance that constant net asset value per share will be maintained. If amortized cost ceases to represent fair value per share, the board will take appropriate action.


    In determining the approximate market value of portfolio investments, the fund may employ outside organizations, which may use a matrix or formula method that takes into consideration market indices, matrices, yield curves and other specific adjustments. This may result in the securities being valued at a price different from the price that would have been determined had the matrix or formula method not been used. Other assets, if any, are valued at fair value as determined in good faith by or under the direction of the board.

                            PERFORMANCE INFORMATION

    The fund's performance data quoted in advertising and other promotional materials ("Performance Advertisements") represent past performance and are not intended to indicate future performance. The investment return will fluctuate.

    TOTAL RETURN CALCULATIONS. Average annual total return quotes ("Standardized Return") used in the fund's Performance Advertisements are calculated according to the following formula:

      P(1 + T)to the   =   ERV
          power of n
           where:  P   =   a hypothetical initial payment of $1,000 to purchase shares of a specified class
                   T   =   average annual total return of shares of that class
                   n   =   number of years
                 ERV   =   ending redeemable value of a hypothetical $1,000 payment at the beginning of that period.

    Under the foregoing formula, the time periods used in Performance Advertisements will be based on rolling calendar quarters, updated to the last day of the most recent quarter prior to submission of the advertisement for publication. Total return, or "T" in the formula above, is computed by finding the average annual change in the value of an initial $1,000 investment over the period. In calculating the ending redeemable value, for Class B and Class C shares, the applicable deferred sales charge imposed on a redemption of Class B or Class C shares held for the period is deducted. All dividends are assumed to have been reinvested at net asset value.


    The fund also may refer in Performance Advertisements to total return performance data that are not calculated according to the formula set forth above ('Non-Standardized Return'). The fund calculates Non-Standardized Return for specified periods of time by assuming an investment of $1,000 in fund shares and assuming the reinvestment of all dividends. The rate of return is determined by subtracting the initial value of the investment from the ending value and by dividing the remainder by the initial value. Deferred sales charges are not taken into account in calculating Non-Standardized Return; the inclusion of those charges would reduce the return.


    Both Standardized Return and Non-Standardized Return for Class B shares for periods of over six years reflect conversion of the Class B shares to Class A shares at the end of the sixth year.

    The following tables show performance information for each class of the fund's shares outstanding for the periods indicated. All returns for periods of more than one year are expressed as an average annual return.


      CLASS                                                        CLASS A      CLASS B      CLASS C
      (INCEPTION DATE)                                            (07/01/91)   (09/26/86)   (07/14/92)
      ----------------                                            ----------   ----------   ----------
      Year ended February 28, 2002:
            Standardized Return*................................      2.36%       (3.16)%       0.85%
            Non-Standardized Return.............................      2.36%        1.84%        1.85%
      Five Years ended February 28, 2002:
            Standardized Return*................................      4.16%        1.67%        3.67%
            Non-Standardized Return.............................      4.16%        3.67%        3.67%
      Ten Years ended February 28, 2002:
            Standardized Return.................................      2.06%        3.21%         N/A
            Non-Standardized Return.............................      2.06%        3.21%         N/A
      Inception to February 28, 2002:
            Standardized Return*................................      3.38%        4.19%        3.24%
            Non-Standardized Return.............................      3.38%        4.19%        3.24%


------------------------
* All Standardized Return figures for Class B and Class C shares reflect deduction of the applicable deferred sales charges imposed on a redemption of shares held for the period.

    CALCULATION OF YIELD. The fund computes its 7-day current yield and its 7-day effective yield quotations for each class of shares using standardized methods required by the SEC. The fund from time to time advertises for each class of shares (1) its current yield based on a recently ended seven-day period, computed by determining the net change, exclusive of capital changes, in the value of a hypothetical pre-existing account having a balance of one share at the beginning of the period, subtracting a hypothetical charge reflecting deductions from that shareholder account, dividing the difference by the value of the account at the beginning of the base period to obtain the base period return, and then multiplying the base period return by (365/7), with the resulting yield figure carried to at least the nearest hundredth of one percent, and (2) its effective yield based on the same seven-day period by compounding the base period return by adding 1, raising the sum to a power equal to (365/7), and subtracting 1 from the result, according to the following formula:

     EFFECTIVE YIELD = [(BASE PERIOD RETURN + 1)to the power of 365/7] - 1


    For the seven days ended February 28, 2002, the yield and effective yield of the fund's shares was as follows:



                                                              YIELD     EFFECTIVE YIELD
                                                             --------   ---------------
      Class A Shares.......................................     0.72%             0.73%
      Class B Shares.......................................     0.10%             0.11%
      Class C Shares.......................................     0.10%             0.10%


    Yield may fluctuate daily and does not provide a basis for determining future yields. Because the yield of each class of shares of the fund fluctuates, it cannot be compared with yields on savings accounts or other investment alternatives that provide an agreed-to or guaranteed fixed yield for a stated period of time. However, yield information may be useful to an investor considering temporary investments in money market instruments. In comparing the yield of one money market fund to another, consideration should be given to each fund's investment policies, including the types of investments made, the average maturity of the portfolio securities and whether there are any special account charges that may reduce the yield.

    OTHER INFORMATION. The fund's performance data quoted in advertising and other promotional materials ("Performance Advertisements") represent past performance and are not intended to predict or indicate future results. The return on an investment in the fund will fluctuate. In Performance Advertisements, the fund may compare its yield with data published by Lipper Analytical Services, Inc. for money funds ("Lipper"), CDA Investment Technologies, Inc. ("CDA"), IBC Financial Data, Inc. ("IBC"), Wiesenberger Investment Companies Service ("Wiesenberger") or Investment Company Data Inc. ("ICD"), or Morningstar Mutual Funds ("Morningstar") or with the performance of recognized stock and other indices and changes in the Consumer Price Index as published by the U.S. Department of Commerce. The fund also may refer in such materials to mutual fund performance rankings and other data, such as comparative asset, expense and fee levels, published by Lipper, CDA, IBC, Wiesenberger or ICD. Performance Advertisements also may refer to discussions of the fund and comparative mutual fund data and ratings reported in independent periodicals. Comparisons in Performance Advertisements may be in graphic form.

    The fund may also compare its performance with the performance of bank certificates of deposit ("CDs") as measured by the CDA Certificate of Deposit Index and the Bank Rate Monitor National Index and the average of yields of CDs of major banks published by Banxquotes-Registered Trademark- Money Markets.

                                     TAXES


    BACKUP WITHHOLDING. The fund is required to withhold up to 30% of all dividends payable to individuals and certain other non-corporate shareholders who do not provide the fund or UBS Global AM with a correct taxpayer identification number or who otherwise are subject to backup withholding.


    CONVERSION OF CLASS B SHARES. A shareholder will recognize no gain or loss as a result of a conversion from Class B shares to Class A shares.


    QUALIFICATION AS A REGULATED INVESTMENT COMPANY. The fund intends to continue to qualify for treatment as a regulated investment company ("RIC") under the Internal Revenue Code. To so qualify, the fund must distribute to its shareholders for each taxable year at least 90% of its investment company taxable income (consisting generally of taxable net investment income and net short-term capital gain), determined without regard to any deduction for dividends paid ("Distribution Requirement") and must meet several additional requirements. Among these requirements are the following: (1) the fund must derive at least 90% of its gross income each taxable year from dividends, interest, payments with respect to securities loans and gains from the sale or other disposition of securities and certain other income; (2) at the close of each quarter of the fund's taxable year, at least 50% of the value of its total assets must be represented by cash and cash items, U.S. government securities, securities of other RICs and other securities that are limited, in respect of any one issuer, to an amount that does not exceed 5% of the value of the fund's total assets; and (3) at the close of each quarter of the fund's taxable year, not more than 25% of the value of its total assets may be invested in securities (other than U.S. government securities or the securities of other RICs) of any one issuer. By qualifying for treatment as a RIC, the fund (but not its shareholders) will be relieved of federal income tax on the part of the investment company taxable income that it distributes to shareholders.


    If the fund failed to qualify for treatment as a RIC for any taxable year,
(a) it would be taxed as an ordinary corporation on the full amount of its taxable income for that year without being able to deduct the distributions it makes to its shareholders and (b) the shareholders would treat all those distributions as dividends (that is, ordinary income) to the extent of the fund's earnings and profits. In addition, the fund could be required to recognize unrealized gains, pay substantial taxes and interest, and make substantial distributions before requalifying for RIC treatment.

                               OTHER INFORMATION

    CLASSES OF SHARES. The fund consists of Class A shares, Class B shares and Class C shares. A share of each class of the fund represents an interest in the fund's investment portfolio and has similar rights, privileges and preferences. Each class may differ with respect to distribution and/or service fees, other expenses allocable exclusively to each class, voting rights on matters exclusively affecting that class, and its exchange privilege, if any. The different sales charges and other expenses applicable to the different classes of shares of the fund will affect the performance of those classes. Each share of the fund is entitled to participate equally in dividends and the proceeds of any liquidation of the fund. However, due to the differing expenses of the classes, dividends and liquidation proceeds on Class A, Class B and Class C shares will differ.

    VOTING RIGHTS. Shareholders of the fund are entitled to one vote for each full share held and fractional votes for fractional shares held. Voting rights are not cumulative and, as a result, the holders of more than 50% of all the shares of the Corporation may elect all its board members. The shares of the fund will be voted together, except that only the shareholders of a particular class of the fund may vote on matters affecting only that class, such as the terms of a Rule 12b-1 Plan as it relates to the class. The shares of each series of the Corporation will be voted separately, except when an aggregate vote of all the series is required by law.

    The fund does not hold annual meetings. There normally will be no meetings of shareholders to elect directors unless fewer than a majority of the directors holding office have been elected by shareholders. The directors are required to call a meeting of shareholders when requested in writing to do so by the shareholders of record holding at least 25% of the Corporation's outstanding shares.

    CLASS-SPECIFIC EXPENSES. The fund may determine to allocate certain of its expenses (in addition to service and distribution fees) to the specific classes of its shares to which those expenses are attributable. For example, Class B and Class C shares bear higher transfer agency fees per shareholder account than those borne by Class A shares. The higher fee is imposed due to the higher costs incurred by the transfer agent in tracking shares subject to a deferred sales charge because, upon redemption, the duration of the shareholder's investment must be determined in order to determine the applicable charge. Although the transfer agency fee will differ on a per account basis as stated above, the specific extent to which the transfer agency fees will differ between the classes as a percentage of net assets is not certain, because the fee as a percentage of net assets will be affected by the number of shareholder accounts in each class and the relative amounts of net assets in each class.


    PRIOR NAMES. Prior to April 8, 2002 the name of the Corporation was "Brinson Master Series, Inc." and the fund's name was "Brinson Money Market Fund." Prior to May 9, 2001, the Corporation's name was "PaineWebber Master Series, Inc." and the fund's name was "PaineWebber Money Market Fund".


    CUSTODIAN AND RECORDKEEPING AGENT; TRANSFER AND DIVIDEND AGENT. State Street Bank and Trust Company, located at 1776 Heritage Drive, North Quincy, Massachusetts 02171, serves as custodian and recordkeeping agent for the fund. PFPC Inc., a subsidiary of PNC Bank, N.A., serves as the fund's transfer and dividend disbursing agent. It is located at 400 Bellevue Parkway, Wilmington, DE 19809.


    COUNSEL. The law firm of Dechert, 1775 Eye Street, N.W., Washington, D.C. 20006-2401, serves as counsel to the fund. Dechert also acts as counsel to UBS Global AM in connection with other matters. Willkie Farr & Gallagher, 787 Seventh Avenue, New York, NY 10019, serves as independent counsel to the Independent Directors.



    AUDITORS. Ernst & Young LLP, Five Times Square, New York, New York 10036, serves as independent auditors for the fund.


                              FINANCIAL STATEMENTS


    The fund's Annual Report to Shareholders for its last fiscal year ended February 28, 2002 is a separate document supplied with this SAI, and the financial statements, accompanying notes and report of Ernst & Young LLP appearing therein are incorporated herein by this reference.

YOU SHOULD RELY ONLY ON THE INFORMATION CONTAINED OR REFERRED TO IN THE PROSPECTUS AND THIS STATEMENT OF ADDITIONAL INFORMATION. THE FUND AND ITS PRINCIPAL UNDERWRITER HAVE NOT AUTHORIZED ANYONE TO PROVIDE YOU WITH INFORMATION THAT IS DIFFERENT. THE PROSPECTUS AND THIS STATEMENT OF ADDITIONAL INFORMATION ARE NOT AN OFFER TO SELL SHARES OF THE FUND IN ANY JURISDICTION WHERE THE FUND OR ITS PRINCIPAL UNDERWRITER MAY NOT LAWFULLY SELL THOSE SHARES.

                                   ----------


                                      UBS
                               Money Market Fund



                                             -----------------------------------
                                             Statement of Additional Information
                                                                   June 28, 2002
                                             -----------------------------------



-C-2002 UBS Global Asset Management (US) Inc.
All rights reserved.

                            PART C. OTHER INFORMATION

Item 23. EXHIBITS

         (1)      (a)      Restated Articles of Incorporation 1/

                  (b)      Articles of Amendment dated May 9, 2001 2

                  (c)      Certificate of Correction dated May 18, 2001 2/

                  (d) Articles Supplementary to the Restatement of Articles of Incorporation 3/


                  (e) Articles of Amendment dated February 15, 2002 and effective as of April 8, 2002 (filed herewith)


         (2)      (a)      Restated By-Laws 1/

                  (b)      Certificate of Amendment to Restated By-Laws 3/

                  (c) Certificate of Amendment to Restated By-Laws dated February 15, 2002 and effective as of April 8, 2002 (filed herewith)


         (3) Instruments defining the rights of holders of the Registrant's common stock 4/

         (4)      Investment Advisory and Administration Contract 1/

         (5)      (a)      Principal Underwriting Contract 3/

                  (b)      Dealer Agreement with UBS PaineWebber Inc. 3/

                  (c)      Form of Selected Dealer Agreement 2/


         (6)      Bonus, profit sharing or pension plans - none

         (7)      Custodian Agreement 1/

         (8)      Transfer Agency Agreement 1/

         (9)      Opinion and consent of counsel (filed herewith)

         (10)     Other opinions, appraisals, rulings and consents:
                  (a) Consent of Independent Auditors - Ernst & Young LLP (filed herewith)

         (11)     Financial statements omitted from prospectus - none
         (12)     Letter of investment intent 1/

         (13)     (a)      Plan of Distribution pursuant to Rule 12b-1 with
                           respect to Class A Shares 3/

                  (b) Plan of Distribution pursuant to Rule 12b-1 with respect to Class B Shares 3/


                  (c) Plan of Distribution pursuant to Rule 12b-1 with respect to Class C Shares 3/




         (14)     Multiple Class Plan pursuant to Rule 18f-3 3/


         (15) Code of Ethics for Registrant, its investment advisor and its principal underwriter 5/


         (16) Powers of Attorney for Mrs. Alexander and Messrs. Armstrong, Beaubien, Bewkes, Burt, Feldberg, Gowen, Hewitt, Janklow, Malek, Schafer, Storms, White, and Schubert 3/




1/ Incorporated by reference from Post-Effective Amendment No. 34 to the registration statement, SEC File No. 33-2524, filed June 29, 1998.

2/ Incorporated by reference from Post-Effective Amendment No. 44 to the registration statement, SEC File No. 33-2524, filed June 27, 2001.

3/ Incorporated by reference from Post-Effective Amendment No. 45 to the registration statement, SEC File No. 33-2524, filed October 31, 2001.

4/ Incorporated by reference from Articles Sixth, Seventh, Eighth, Eleventh and Twelfth of the Registrant's Restated Articles of Incorporation and from Articles II, VIII, X, XI and XII of the Registrant's Restated By-Laws.

5/ Incorporated by reference from Post-Effective Amendment No. 29 to the registration statement of PaineWebber Mutual Fund Trust, SEC File No. 2-98149, filed June 27, 2000.


Item 24. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT

         None.

Item 25. INDEMNIFICATION

         Article Eleventh of the Restated Articles of Incorporation, as amended, provides that the directors and officers of the Registrant shall not be liable to the Registrant or to any of its stockholders for monetary damages to the maximum extent permitted by applicable law. Article Eleventh also provides that any repeal or modification of Article Eleventh or adoption, or modification of any other provision of the Articles or By-Laws inconsistent with Article Eleventh shall not adversely affect any limitation of liability of any director or officer of the Registrant with respect to any act or failure to act which occurred prior to such repeal, modification or adoption.


         Article Eleventh of the Restated Articles of Incorporation, as amended, and Section 10.01 of Article X of the Amended and Restated By-Laws provide that the Registrant shall indemnify and advance expenses to its present and past directors, officers, employees and agents, and any persons who are serving or have served at the request of the Registrant as a director, officer, employee or agent of another corporation, partnership, joint venture, trust, or enterprise, to the fullest extent permitted by law.


         Section 10.02 of Article X of the Restated By-Laws, as amended, further provides that the Registrant may purchase and maintain insurance on behalf of any person who is or was a director, officer or employee of the Registrant, or is or was serving at the request of the Registrant as a director, officer or employee of a corporation, partnership, joint venture, trust or other enterprise against any liability asserted against him or out of his or her status as such whether or not the Registrant would have the power to indemnify him or her against such liability.


         Section 9 of the Investment Advisory and Administration Contract ("Advisory Contract") provides that UBS Global Asset Management (US) Inc. ("UBS Global AM") shall not be liable for any error of judgment or mistake of law or for any loss suffered by Registrant in connection with the matters to which the Advisory Contract relates except for a loss resulting from willful misfeasance, bad faith or gross negligence of UBS Global AM in the performance of its duties or from its reckless disregard of its obligations and duties under the Advisory Contract. Section 9 further provides that any person, even though also an officer, partner, employee or agent of UBS Global AM, who may be or become an officer, director, employee or agent of Registrant shall be deemed, when rendering services to the Registrant or acting with respect to any business of the Registrant, to be rendering such service to or acting solely for the Registrant and not as an officer, partner, employee, or agent or one under the control or direction of UBS Global AM even though paid by it.

         Section 9 of the Principal Underwriting Contract provides that the Registrant will indemnify UBS Global AM and its officers, directors or controlling persons against all liabilities arising from any alleged untrue statement of material fact in the Registration Statement or from alleged omission to state in the Registration Statement a material fact required to be stated in it or necessary to make the statements in it, in light of the circumstances under which they were made, not misleading, except insofar as liability arises from untrue statements or omissions made in reliance upon and in conformity with information furnished by UBS Global AM to the Registrant for use in the Registration Statement; and provided that this indemnity agreement shall not protect any such persons against liabilities arising by reason of their bad faith, gross negligence or willful misfeasance; and shall not inure to the benefit of any such persons unless a court of competent jurisdiction or controlling precedent determines that such result is not against public policy as expressed in the Securities Act of 1933, as amended ("1933 Act"). Section 9 of the Principal Underwriting Contract also provides that UBS Global AM agrees to indemnify, defend and hold the Registrant, its officers and directors free and harmless of any claims arising out of any alleged untrue statement or any alleged omission of material fact contained in information furnished by UBS Global AM for use in the Registration Statement or arising out of an agreement between UBS Global AM and any retail dealer, or arising out of supplementary literature or advertising used by UBS Global AM in connection with the Principal Underwriting Contract.

         Section 9 of the Dealer Agreement with UBS PaineWebber Inc. ("UBS PaineWebber") contains provisions similar to Section 9 of the Principal Underwriting Contract, with respect to UBS PaineWebber. Section 3 of the form of Selected Dealer Agreement also contains provisions similar to Section 9 of the Principal Underwriting Contract with respect to the applicable dealer.

         Insofar as indemnification for liabilities arising under the 1933 Act may be provided to directors, officers and controlling persons of the Registrant, pursuant to the foregoing provisions or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the 1933 Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in connection with the successful defense of any action, suit or proceeding or payment pursuant to any insurance policy) is asserted against the Registrant by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue.


Item 26.  BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER

         UBS Global AM, a Delaware corporation, is a registered investment adviser and is an indirect wholly owned subsidiary of UBS AG. UBS Global AM is primarily engaged in the investment advisory and financial services business. Information as to the officers and directors of UBS Global AM is included in its Form ADV, as filed with the Securities and Exchange Commission (registration number 801-13219) and is incorporated herein by reference.


Item 27.  PRINCIPAL UNDERWRITERS

         a) UBS Global AM serves as principal underwriter and/or investment adviser or manager for the following investment companies:

                  UBS SECURITIES TRUST
                  UBS FINANCIAL SERVICES FUND INC.
                  UBS INDEX TRUST
                  UBS MANAGED INVESTMENTS TRUST
                  UBS INVESTMENT TRUST
                  UBS MASTER SERIES, INC.
                  UBS PACE SELECT ADVISORS TRUST
                  LIQUID INSTITUTIONAL RESERVES
                  UBS MONEY SERIES

                  UBS SERIES TRUST
                  UBS PAINEWEBBER CASHFUND, INC.
                  UBS PAINEWEBBER MANAGED MUNICIPAL TRUST
                  UBS PAINEWEBBER RMA MONEY FUND, INC.
                  UBS PAINEWEBBER MUNICIPAL MONEY MARKET SERIES UBS PAINEWEBBER RMA TAX-FREE FUND, INC.
                  The UBS FUNDS
                  2002 TARGET TERM TRUST INC.
                  ALL-AMERICAN TERM TRUST INC.
                  GLOBAL HIGH INCOME DOLLAR FUND INC.
                  INSURED MUNICIPAL INCOME FUND INC.
                  INVESTMENT GRADE MUNICIPAL INCOME FUND INC.
                  MANAGED HIGH YIELD PLUS FUND INC.
                  STRATEGIC GLOBAL INCOME FUND, INC.

         b) UBS Global AM is the principal underwriter for the Registrant. UBS PaineWebber acts as dealer for the shares of the Registrant. The directors and officers of UBS Global AM, their principal business addresses and their positions and offices with UBS Global AM are identified in its Form ADV, as filed with the Securities and Exchange Commission (registration number 801-13219). The directors and officers of UBS PaineWebber, their principal business addresses and their positions and offices with UBS PaineWebber are identified in its Form ADV, as filed with the Securities and Exchange Commission (registration number 801-7163). The foregoing information is hereby incorporated herein by reference. The information set forth below is furnished for those directors and officers of UBS Global AM or UBS PaineWebber who also serve as directors or officers of the Registrant.


                                        POSITION(S) HELD
      NAME AND ADDRESS                  WITH REGISTRANT        POSITIONS AND OFFICES WITH UNDERWRITER
      ----------------                  ----------------       --------------------------------------
      Margo N. Alexander*               Director               Director of UBS Global AM and an Executive Vice
                                                               President and a Director of UBS PaineWebber

      Thomas Disbrow**                  Vice President and     Director and a Senior Manager of the Mutual Fund
                                        Assistant Treasurer    Finance Department of UBS Global AM

      Amy R. Doberman*                  Vice President and     Managing Director and General Counsel of UBS
                                        Secretary              Global AM

      Stephen P. Fisher*                Vice President         Managing Director of UBS Global AM

      David M. Goldenberg*              Vice President and     Executive Director of UBS Global AM
                                        Assistant Secretary

      Kevin J. Mahoney**                Vice President and     Director and a Senior Manager of the Mutual Fund
                                        Assistant Treasurer    Finance Department of UBS Global AM

      Michael H. Markowitz***           Vice President         Executive Director, Portfolio Manager and Head of
                                                               U.S. Short Duration Fixed Income of UBS Global AM

      Emil Polito*                      Vice President         Executive Director and Head of Investment Support
                                                               and Mutual Fund Services of UBS Global AM

      Susan P. Ryan*                    Vice President         Executive Director and Portfolio Manager of UBS
                                                               Global AM

                                        POSITION(S) HELD
      NAME AND ADDRESS                  WITH REGISTRANT        POSITIONS AND OFFICES WITH UNDERWRITER
      ----------------                  ----------------       --------------------------------------
      Paul H. Schubert**                Vice President and     Executive Director and Head of the Mutual Fund
                                        Treasurer              Finance Department of UBS Global AM

      Brian M. Storms*                  President              Chief Operating Officer and President of UBS
                                                               Global AM

      Keith A. Weller*                  Vice President and     Director and Senior Associate General Counsel of
                                        Assistant Secretary    UBS Global AM

--------------
*    This person's business address is 51 West 52nd Street, New York, New York
     10019-6114.

**   This person's business address is Newport Center III, 499 Washington Blvd.,
     14th Floor, Jersey City, New Jersey 07310-1998.

***  This person's business address is 209 South LaSalle Street, Chicago,
     Illinois 60604.

          c)       None


 Item 28.  LOCATION OF ACCOUNTS AND RECORDS

          The books and other documents required by paragraphs (b)(4), (c) and
          (d) of Rule 31a-1 under the Investment Company Act of 1940 are maintained in the physical possession of UBS Global AM at 51 West 52nd Street, New York, New York 10019-6114 and Compliance Department, 51 West 52nd Street, New York, New York 10019-6114. All other accounts, books and documents required by Rule 31a-1 are maintained in the physical possession of Registrant's transfer agent and custodian.

Item 29.  MANAGEMENT SERVICES

          Not applicable.

Item 30.  UNDERTAKINGS

          None.

                                   SIGNATURES

                  Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all the requirements for effectiveness of this Post-Effective Amendment to its Registration Statement under Rule 485(b) under the Securities Act and has duly caused this Post-Effective Amendment to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York and State of New York, on the 27th day of June, 2002.

                                         UBS MASTER SERIES, INC.

                                         By:      /s/ Amy R. Doberman
                                                  -----------------------------
                                                  Amy R. Doberman
                                                  Vice President and Secretary

                  Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment has been signed below by the following persons in the capacities and on the dates indicated:

SIGNATURE                          TITLE                          DATE
---------                          -----                          ----

/s/  Margo N. Alexander            Director                       June 27, 2002
--------------------------
Margo N. Alexander*


/s/  Richard Q. Armstrong          Director                       June 27, 2002
--------------------------
Richard Q. Armstrong*


/s/  David J. Beaubien             Director                       June 27, 2002
--------------------------
David J. Beaubien*


/s/  E. Garrett Bewkes, Jr.        Director and Chairman          June 27, 2002
--------------------------         of the Board of  Directors
E. Garrett Bewkes, Jr.*


/s/  Richard R. Burt               Director                       June 27, 2002
--------------------------
Richard R. Burt*


/s/  Meyer Feldberg                Director                       June 27, 2002
--------------------------
Meyer Feldberg*


/s/  George W. Gowen               Director                       June 27, 2002
--------------------------
George W. Gowen*

/s/  William W. Hewitt, Jr.        Director                       June 27, 2002
--------------------------
William W. Hewitt, Jr.*


/s/  Morton Janklow                Director                       June 27, 2002
--------------------------
Morton Janklow*


/s/  Frederic V. Malek             Director                       June 27, 2002
--------------------------
Frederic V. Malek*


/s/  Carl W. Schafer               Director                       June 27, 2002
--------------------------
Carl W. Schafer*


/s/  William D. White              Director                       June 27, 2002
--------------------------
William D. White*


/s/  Brian M. Storms               President                      June 27, 2002
--------------------------
Brian M. Storms**


/s/  Paul H. Schubert              Vice President and Treasurer   June 27, 2002
--------------------------
Paul H. Schubert**



* Signatures affixed by Ethan D. Corey pursuant to Powers of Attorney dated September 20, 2001 and incorporated by reference from Post-Effective Amendment No. 45 to the registration statement, SEC File No. 33-2524, filed October 31, 2001.

** Signatures affixed by Ethan D. Corey pursuant to Powers of Attorney dated September 25, 2001 and incorporated by reference from Post-Effective Amendment No. 45 to the registration statement, SEC File No. 33-2524, filed October 31, 2001.

                             UBS MASTER SERIES, INC.

                                  EXHIBIT INDEX

EXHIBIT
NUMBER
-------
(1)(e) Articles of Amendment dated February 15, 2002 and effective as of April 8, 2002

(2)(c) Certificate of Amendment to Restated By-Laws dated February 15, 2002 and effective as of April 8, 2002

(9)      Opinion and consent of counsel

(10)(a)  Consent of Independent Auditors - Ernst & Young LLP